Schedule of Investments
(unaudited)
June 30, 2026
BATS: High Income Taxable Series

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Cayman Islands — 5.9%
(a)(b)
AREIT Ltd., Series 2025-CRE10,
Class A, (1-mo. CME Term SOFR
at 1.39% Floor + 1.39%), 5.02%,
12/17/29 ................. USD 105 $ 104,993
Ares LIII CLO Ltd., Series 2019-53A,
Class A1R2, (3-mo. CME Term
SOFR at 1.09% Floor + 1.09%),
4.76%, 10/24/36 ............ 250 250,011
Battalion CLO XIV Ltd., Series 2019-
14A, Class AR2, (3-mo. CME Term
SOFR at 1.14% Floor + 1.14%),
4.82%, 01/20/35 ............ 248 248,238
Benefit Street Partners CLO 49 Ltd.,
Series 2026-49A, Class A, (3-mo.
CME Term SOFR at 1.16% Floor +
1.16%), 4.84%, 04/25/39 ....... 250 249,713
BlueMountain CLO Ltd.
Series 2018-3A, Class A1R, (3-mo.
CME Term SOFR at 1.19% Floor
+ 1.19%), 4.86%, 10/25/30 ... 36 36,394
Series 2018-3A, Class BR, (3-mo.
CME Term SOFR at 1.85% Floor
+ 1.85%), 5.52%, 10/25/30 ... 100 100,077
Cedar Funding XIV CLO Ltd., Series
2021-14A, Class AR, (3-mo. CME
Term SOFR at 1.38% Floor +
1.38%), 5.05%, 10/15/37 ....... 250 250,398
Dryden 105 CLO Ltd., Series 2023-
105A, Class AR, (3-mo. CME Term
SOFR at 1.45% Floor + 1.45%),
5.12%, 04/15/38 ............ 250 250,554
HalseyPoint CLO 6 Ltd., Series 2022-
6A, Class A1R, (3-mo. CME Term
SOFR at 1.35% Floor + 1.35%),
5.03%, 01/20/38 ............ 250 250,376
KKR CLO 29 Ltd., Series 29A, Class
A1RR, (3-mo. CME Term SOFR
at 1.25% Floor + 1.25%), 4.87%,
07/15/39 ................. 280 280,140
Neuberger Berman Loan Advisers
CLO 36R Ltd., Series 2020-36RA,
Class D, (3-mo. CME Term SOFR
at 2.75% Floor + 2.75%), 6.43%,
07/20/39 ................. 250 250,673
Neuberger Berman Loan Advisers CLO
46 Ltd., Series 2021-46A, Class DR,
(3-mo. CME Term SOFR at 2.65%
Floor + 2.65%), 6.33%, 01/20/37 . 250 245,785
OCP CLO Ltd.
Series 2017-13A, Class AR2, (3-mo.
CME Term SOFR at 1.34% Floor
+ 1.34%), 5.01%, 11/26/37 ... 250 250,424
Series 2019-17A, Class AR2, (3-mo.
CME Term SOFR at 1.40% Floor
+ 1.40%), 5.08%, 07/20/37 ... 250 250,369
Series 2021-23A, Class D1R2, (3-
mo. CME Term SOFR at 2.35%
Floor + 2.35%), 6.03%, 01/17/39 250 250,500
Octagon Investment Partners 41 Ltd.,
Series 2019-2A, Class A1R2, (3-mo.
CME Term SOFR at 1.09% Floor +
1.09%), 4.76%, 10/15/33 ....... 250 250,040
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
OHA Credit Funding 5 Ltd., Series
2020-5A, Class B1R, (3-mo. CME
Term SOFR at 1.70% Floor +
1.70%), 5.38%, 10/18/37 ....... USD 250 $ 250,654
OHA Credit Partners XVI, Series 2021-
16A, Class D1R, (3-mo. CME Term
SOFR at 3.00% Floor + 3.00%),
6.68%, 10/18/37 ............ 250 250,486
OHA Loan Funding Ltd., Series 2015-
1A, Class A1R4, (3-mo. CME Term
SOFR at 1.25% Floor + 1.25%),
4.93%, 10/19/38 ............ 250 250,375
Palmer Square Loan Funding Ltd.,
Series 2024-2A, Class D, (3-mo.
CME Term SOFR at 4.70% Floor +
4.70%), 8.37%, 01/15/33 ....... 250 246,934
Post CLO VI Ltd., Series 2024-2A,
Class A1, (3-mo. CME Term SOFR
at 1.42% Floor + 1.42%), 5.10%,
01/20/38 ................. 250 250,545
RAD CLO 23 Ltd., Series 2024-23A,
Class A2R, (3-mo. CME Term SOFR
at 1.60% Floor + 1.60%), 5.24%,
07/20/41 ................. 250 250,000
RR 20 Ltd., Series 2022-20A, Class
CR, (3-mo. CME Term SOFR at
2.60% Floor + 2.60%), 6.27%,
07/15/37 ................. 250 246,356
Sound Point CLO XXI Ltd., Series
2018-3A, Class A1AR, (3-mo.
CME Term SOFR at 1.30% Floor +
1.30%), 4.97%, 10/26/31 ....... 56 55,779
TCW CLO Ltd., Series 2019-2A, Class
A1R2, (3-mo. CME Term SOFR
at 1.27% Floor + 1.27%), 4.95%,
01/20/38 ................. 250 250,326
Trestles CLO III Ltd., Series 2020-3A,
Class ER, (3-mo. CME Term SOFR
at 6.10% Floor + 6.10%), 9.78%,
10/20/37 ................. 250 250,107
Wise CLO Ltd., Series 2026-1A,
Class A, (3-mo. CME Term SOFR
at 1.22% Floor + 1.22%), 4.99%,
07/20/39 ................. 250 249,687
6,069,934
Jersey, Channel Islands — 0.5%
(a)(b)
Allegro CLO VIII-S Ltd., Series 2024-
3A, Class A, (3-mo. CME Term
SOFR at 1.39% Floor + 1.39%),
5.06%, 10/15/37 ............ 250 250,441
Benefit Street Partners CLO XXIX Ltd.,
Series 2022-29A, Class AR, (3-mo.
CME Term SOFR at 1.18% Floor +
1.18%), 4.85%, 01/25/38 ....... 250 249,829
500,270
United Kingdom — 0.0%
Unique Pub Finance Co. plc (The),
Series N, 6.46%, 03/30/32
(c)
.... GBP 27 36,747

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BATS: High Income Taxable Series

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States — 5.6%
(a)
ACREC LLC, Series 2026-FL5, Class
A, (1-mo. CME Term SOFR at
1.35% Floor + 1.35%), 4.95%,
07/18/43
(b)
................ USD 100 $ 100,000
ACRES LLC, Series 2025-FL3, Class
A, (1-mo. CME Term SOFR at
1.62% Floor + 1.62%), 5.26%,
08/18/40
(b)
................ 189 189,557
ALLO Issuer LLC, Series 2026-1A,
Class A2, 5.61%, 06/20/56 ..... 100 100,976
ARI Fleet Lease Trust, Series 2023-B,
Class A3, 5.89%, 07/15/32 ..... 100 100,899
Ballyrock CLO 19 Ltd., Series 2022-
19A, Class A1R, (3-mo. CME Term
SOFR at 1.11% Floor + 1.11%),
4.79%, 04/20/35
(b)
........... 250 249,905
CIT Mortgage Loan Trust, Series 2007-
1, Class 2M2, (1-mo. CME Term
SOFR at 2.63% Floor + 2.74%),
5.51%, 10/25/37
(b)
........... 100 96,879
College Avenue Student Loans LLC
Series 2021-A, Class A1, (1-mo.
CME Term SOFR at 1.10% Floor
+ 1.21%), 4.86%, 07/25/51
(b)
.. 30 30,444
Series 2021-C, Class A2, 2.32%,
07/26/55 ............... 95 87,181
Series 2023-A, Class A2, 5.33%,
05/25/55 ............... 69 68,845
Compass Datacenters Issuer III LLC
Series 2025-3A, Class A2, 5.29%,
07/25/50 ............... 39 38,478
Series 2026-1A, Class A21, 4.90%,
02/25/56 ............... 26 25,686
Consolidated Communications LLC,
Series 2025-4A, Class A2, 5.52%,
12/20/55 ................. 100 100,404
DigitalBridge Issuer LLC, Series 2026-
1A, Class A2, 6.33%, 06/25/56 ... 36 35,794
EDvestinU Private Education Loan
Issue No. LLC, Series 2021-A, Class
A, 1.80%, 11/25/45 .......... 42 38,974
ELFI Graduate Loan Program LLC
Series 2023-A, Class A, 6.37%,
02/04/48 ............... 67 68,248
Series 2024-A, Class A, 5.56%,
08/25/49 ............... 63 62,952
Enterprise Fleet Financing LLC, Series
2022-3, Class A3, 4.29%, 07/20/29 58 58,458
FIGRE Trust, Series 2024-SL1, Class
A1, 5.75%, 07/25/53
(b)
........ 90 90,623
Firstlight Issuer LLC, Series 2026-1A,
Class A2, 5.87%, 06/20/56 ..... 50 50,213
Foundation Finance Trust, Series 2024-
2A, Class B, 4.93%, 03/15/50 ... 74 73,317
FS Rialto Issuer LLC, Series 2025-
FL10, Class A, (1-mo. CME Term
SOFR at 1.39% Floor + 1.39%),
5.02%, 08/19/42
(b)
........... 100 99,879
GoldenTree Loan Management US
CLO 10 Ltd., Series 2021-10A,
Class DR, (3-mo. CME Term SOFR
at 3.10% Floor + 3.10%), 6.78%,
10/20/37
(b)
................ 250 250,151
GoodLeap Home Improvement
Solutions Trust, Series 2025-1A,
Class A, 5.38%, 02/20/49 ...... 33 33,454
Security
Par (000)
Par (000) Value
United States (continued)
Green Lakes Park CLO LLC, Series
2025-1A, Class ARR, (3-mo. CME
Term SOFR at 1.18% Floor +
1.18%), 4.85%, 01/25/38
(b)
..... USD 250 $ 249,873
GreenSky Home Improvement Issuer
Trust, Series 2026-REV1, Class A,
4.93%, 05/15/41 ............ 100 99,943
GreenSky Home Improvement Trust,
Series 2024-1, Class A4, 5.67%,
06/25/59 ................. 36 36,724
Lendmark Funding Trust, Series 2024-
1A, Class D, 7.21%, 06/21/32 ... 110 110,929
Lmdv Issuer Co. LLC
Series 2025-1A, Class B, 5.90%,
12/15/55 ............... 66 66,127
Series 2026-1A, Class A2, 5.38%,
07/17/56 ............... 28 27,998
Mariner Finance Issuance Trust
Series 2021-AA, Class A, 1.86%,
03/20/36 ............... 60 59,528
Series 2024-BA, Class C, 5.73%,
11/20/38 ............... 100 100,538
Series 2025-AA, Class C, 5.69%,
05/20/38 ............... 100 100,251
MF1 LLC, Series 2026-FL21, Class A,
(1-mo. CME Term SOFR at 1.35%
Floor + 1.35%), 4.99%, 02/18/41
(b)
100 100,039
MTP ABS Funding LLC, Series 2026-
1A, Class A2, 5.20%, 04/25/56 ... 64 63,856
Navient Private Education Refi Loan
Trust, Series 2021-A, Class A,
0.84%, 05/15/69 ............ 104 95,313
Navient Refinance Loan Trust, Series
2025-B, Class A, 4.72%, 09/15/55 79 78,607
Navient Student Loan Trust, Series
2023-BA, Class A1B, (30-day
Average SOFR at 0.00% Floor +
1.70%), 5.29%, 03/15/72
(b)
..... 35 35,255
Nelnet Student Loan Trust
Series 2021-A, Class APT2, 1.36%,
04/20/62 ............... 24 22,975
Series 2021-BA, Class AFL, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.89%), 4.53%, 04/20/62
(b)
.. 49 48,436
Series 2021-CA, Class AFL, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.85%), 4.49%, 04/20/62
(b)
.. 50 49,954
Series 2025-BA, Class B, 4.98%,
05/17/55 ............... 100 98,671
Series 2025-BA, Class C, 5.38%,
05/17/55 ............... 100 97,580
NYMT Trust, Series 2024-RR1, Class
A, 7.37%, 05/25/64
(d)
......... 83 82,087
OHS Issuer LLC, Series 2026-1A,
Class A2, 5.98%, 02/25/61 ..... 110 106,787
OneMain Financial Issuance Trust
Series 2023-2A, Class A2, (30-day
Average SOFR at 0.00% Floor +
1.50%), 5.09%, 09/15/36
(b)
... 125 125,771
Series 2023-2A, Class B, 6.17%,
09/15/36 ............... 125 126,286
Perimeter Master Note Business Trust,
Series 2026-1A, Class A, 6.01%,
01/15/32 ................. 100 99,988

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BATS: High Income Taxable Series

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Point Broadband Funding LLC
Series 2025-1A, Class A2, 5.34%,
07/20/55 ............... USD 75 $ 74,613
Series 2025-1A, Class B, 5.73%,
07/20/55 ............... 100 99,705
PRPM Issuer LLC, Series 2026-CRE1,
Class A, (1-mo. CME Term SOFR
at 1.67% Floor + 1.67%), 5.31%,
03/19/43
(b)
................ 250 250,263
QTS Issuer ABS II LLC
Series 2026-2A, Class A2, 5.85%,
01/05/56 ............... 25 24,584
Series 2026-5A, Class A2, 6.18%,
03/06/56 ............... 41 41,442
Series 2026-6A, Class A21, 5.34%,
07/05/56 ............... 41 41,000
Series 2026-7A, Class A21, 5.59%,
07/05/56 ............... 62 61,998
Regional Management Issuance Trust
Series 2021-2, Class A, 1.90%,
08/15/33 ............... 100 97,677
Series 2024-1, Class A, 5.83%,
07/15/36 ............... 100 100,987
Republic Finance Issuance Trust,
Series 2024-B, Class A, 5.42%,
11/20/37 .................. 100 100,451
Retained Vantage Data Centers Issuer
LLC, Series 2025-1A, Class A2A,
5.09%, 08/15/50 ............ 28 27,113
Shentel Issuer LLC, Series 2025-1A,
Class A2, 5.64%, 12/20/55 ..... 155 155,803
SMB Private Education Loan Trust
Series 2018-C, Class A2A, 3.63%,
11/15/35 ............... 15 15,060
Series 2021-A, Class A2A1, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.84%), 4.47%, 01/15/53
(b)
.. 62 61,860
Series 2021-A, Class A2B, 1.59%,
01/15/53 ............... 62 57,589
Series 2021-C, Class APT1, 1.39%,
01/15/53 ............... 36 32,866
Series 2021-C, Class B, 2.30%,
01/15/53 ............... 46 44,391
Series 2022-A, Class APT, 2.85%,
11/16/54 ............... 64 59,011
Series 2022-D, Class B, 6.15%,
10/15/58 ............... 53 54,105
Series 2023-A, Class A1B, (30-day
Average SOFR at 1.50% Floor +
1.50%), 5.09%, 01/15/53
(b)
... 62 62,364
Series 2023-B, Class A1B, (30-day
Average SOFR at 1.80% Floor +
1.80%), 5.39%, 10/16/56
(b)
... 72 73,091
Series 2023-C, Class A1A, 5.67%,
11/15/52 ............... 95 96,061
SoFi Consumer Loan Program Trust,
Series 2026-B, Class A, 4.40%,
02/25/36 ................. 73 72,361
SoFi Personal Loan Trust, Series 2024-
1A, Class A, 6.06%, 02/12/31 ... 15 15,328
5,854,556
Total Asset-Backed Securities — 12.0%
(Cost: $ 12,440,461 ) .............................. 12,461,507
Security
Shares
Shares Value
Common Stocks
United States — 0.0%
New Kleo Holdco
(e) (f)
............ 8,085 $ 13,857
Total Common Stocks — 0.0%
(Cost: $ 9,583 ) ................................. 13,857
Par (000)
Pa r (000)
Corporate Bonds
Belgium — 0.3%
Elia Group SA/NV , (5-Year EURIBOR
ICE Swap Rate + 1.86%),
4.63%
(b) (c) (g)
................ EUR 100 115,168
Telenet Finance Luxembourg Notes
SARL , 5.50% , 03/01/28
(a)
...... USD 200 195,172
310,340
Brazil — 0.2%
Samarco Mineracao SA , 9.00% , ( 9.00%
Cash or 9.00 % PIK), 06/30/31
(c) (h)
. 19 19,581
Suzano Austria GmbH , 6.00% ,
01/15/29 ................. 200 203,580
223,161
Canada — 0.7%
1011778 BC ULC , 4.00% , 10/15/30
(a)
100 94,405
Brookfield Residential Properties, Inc. ,
4.88% , 02/15/30
(a)
........... 100 93,060
Garda World Security Corp. , 6.00% ,
06/01/29
(a)
................ 100 98,513
Methanex Corp. , 5.13% , 10/15/27 ... 100 99,901
NOVA Chemicals Corp. , 4.25% ,
05/15/29
(a)
................ 100 97,247
Open Text Holdings, Inc. , 4.13% ,
12/01/31
(a)
................ 100 87,788
Rogers Communications, Inc. , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 2.62%),
7.13% , 04/15/55
(b)
........... 100 102,741
673,655
Czech Republic — 0.4%
(c)
Allwyn Entertainment Financing UK plc ,
7.25% , 04/30/30 ............ EUR 90 106,690
CPI Property Group SA , 5.88% ,
07/07/32 ................. 100 108,793
EP Infrastructure A/S , 4.13% , 02/27/33 200 225,837
441,320
Denmark — 0.2%
(b)
Danske Bank A/S , (5-Year EURIBOR
ICE Swap Rate + 1.18%), 3.50% ,
11/19/35
(c)
................. 100 113,697
SGL Group ApS , (3-mo. EURIBOR
at 0.00% Floor + 4.75%), 6.94% ,
04/22/30 ................. 100 111,369
225,066
Finland — 0.3%
(c)
Citycon Treasury BV , 1.63% , 03/12/28 100 107,910
Mehilainen Yhtiot Oy , 5.13% , 06/30/32 200 230,495
338,405

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BATS: High Income Taxable Series

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
France — 3.1%
Alstom SA , (5-Year EURIBOR ICE
Swap Rate + 2.38%), 5.25%
(b) (c) (g)
. EUR 100 $ 116,097
Altice France SA , 7.25% , 11/01/29
(c)
. 18 21,145
Atos Group
(c)
9.36% , 12/18/29
(d)
........... 114 149,591
8.13% , 05/21/31 ............ 100 112,954
Banque Federative du Credit Mutuel
SA , 1.25% , 06/03/30
(c)
........ 100 105,392
BNP Paribas SA , (3-mo. EURIBOR +
1.05%), 3.74% , 04/20/34
(b) (c)
.... 100 113,948
Elior Group SA , 5.63% , 03/15/30
(c)
.. 101 113,401
Engie SA , (5-Year EURIBOR ICE Swap
Rate + 1.56%), 4.37%
(b) (c) (g)
..... 200 230,700
Forvia SE , 5.50% , 06/15/31
(c)
...... 100 116,994
Goldstory SAS , (3-mo. EURIBOR
at 0.00% Floor + 4.00%), 6.15% ,
02/01/30
(b) (c)
............... 100 114,993
Iliad SA , 4.25% , 01/09/32
(c)
....... 100 114,993
IPD 3 BV , 5.50% , 06/15/31
(c)
...... 100 111,363
Lion/Polaris Lux Midco SARL
(3-mo. EURIBOR at 0.00% Floor +
3.63%), 5.75% , 07/01/29
(b) (c)
.. 200 229,824
Loxam SAS , 4.25% , 02/15/31
(c)
.... 100 113,964
Lune Holdings SARL , 5.63% ,
11/15/28
(c)
................. 100 1,143
Maya SAS
5.38% , 04/15/30
(c)
........... 100 117,182
6.88% , 04/15/31
(c)
........... 100 120,226
8.50% , 04/15/31
(a)
........... USD 200 211,887
New Immo Holding SA
(c)
5.88% , 04/17/28 ............ EUR 100 116,776
5.50% , 04/23/31 ............ 100 114,542
Opal Bidco SAS , 5.50% , 03/31/32
(c)
. 100 117,799
Paprec Holding SA , 4.13% , 07/15/30
(c)
100 113,953
RCI Banque SA , (5-Year EURIBOR
ICE Swap Rate + 2.75%), 5.50% ,
10/09/34
(b) (c)
............... 100 118,441
Worldline SA
(c)
4.13% , 09/12/28 ............ 200 215,148
5.25% , 11/27/29 ............ 100 103,254
5.50% , 06/10/30 ............ 100 104,247
3,219,957
Germany — 2.0%
(c)
alstria SARL , 5.50% , 03/20/31 ..... 200 228,271
Amprion GmbH
(b)
(5-Year EURIBOR ICE Swap Rate
+ 1.61%), 4.25% , 04/28/56 ... 100 114,441
(5-Year EURIBOR ICE Swap Rate
+ 1.96%), 4.75% , 04/28/56 ... 100 115,573
Commerzbank AG , (3-mo. EURIBOR +
0.80%), 3.13% , 11/26/30
(b)
...... 100 113,394
Dynamo Newco II GmbH , 6.25% ,
10/15/31 ................. 100 107,868
Gruenenthal GmbH
6.75% , 05/15/30 ............ 100 118,301
4.63% , 11/15/31 ............ 100 114,853
Mahle GmbH , 6.50% , 05/02/31 .... 100 119,084
Nidda Healthcare Holding GmbH
7.00% , 02/21/30 ............ 100 117,854
(3-mo. EURIBOR at 0.00% Floor +
3.25%), 5.53% , 10/15/32
(b)
... 109 124,865
Progroup AG , 5.38% , 04/15/31 ..... 141 164,568
Schaeffler AG , 5.00% , 05/13/33 .... 100 115,637
Volkswagen Leasing GmbH , 4.75% ,
09/25/31 ................. 38 45,343
Security
Par (000)
Par (000) Value
Germany (continued)
Vonovia SE , Series B , 0.88% ,
05/20/32
(i)
................. EUR 100 $ 108,194
ZF Europe Finance BV
7.00% , 06/12/30 ............ 200 242,954
5.50% , 02/17/32 ............ 100 113,039
2,064,239
Ghana — 0.0%
Tullow Holdco 2 Ltd. , 15.00% , ( 15.00%
Cash or 4.75 % PIK), 11/15/28
(c) (h)
. USD 14 14,222
Greece — 0.2%
(c)
National Bank of Greece SA , (5-Year
EURIBOR ICE Swap Rate + 3.15%),
5.88% , 06/28/35
(b)
........... EUR 100 121,382
Public Power Corp. SA , 4.25% ,
10/31/30 ................. 100 114,797
236,179
Ireland — 0.4%
Cedacri SpA , (3-mo. EURIBOR at
0.00% Floor + 5.50%), 7.78% ,
05/15/28
(b) (c)
............... 100 110,523
Flutter Treasury DAC , 4.00% ,
06/04/31
(c)
................ 100 112,525
GGAM Finance Ltd. , 6.88% , 04/15/29
(a)
USD 100 102,180
Virgin Media O2 Vendor Financing
Notes V DAC , 7.88% , 03/15/32
(c)
. GBP 100 109,920
435,148
Israel — 0.2%
Teva Pharmaceutical Finance
Netherlands II BV , 7.88% , 09/15/31 EUR 100 133,684
Teva Pharmaceutical Finance
Netherlands III BV , 3.15% , 10/01/26 USD 40 39,840
173,524
Italy — 1.5%
Cesar SpA , (3-mo. EURIBOR at 0.00%
Floor + 4.25%), 6.54% , 09/30/31
(b) (c)
EUR 100 115,718
Dolcetto Holdco SpA , 5.63% ,
07/14/32
(c)
................ 107 122,974
Fedrigoni SpA , (3-mo. EURIBOR at
0.00% Floor + 4.00%), 6.29% ,
01/15/30
(b) (c)
............... 100 115,242
Fibercop SpA , 5.38% , 04/15/31
(c)
... 123 145,749
Gruppo San Donato SpA , 6.50% ,
10/31/31
(c)
................ 100 112,919
Irca SpA , (3-mo. EURIBOR at 0.00%
Floor + 3.75%), 6.15% , 12/15/29
(b) (c)
100 114,847
Itelyum Regeneration SpA , 5.75% ,
04/15/30
(c)
................ 100 115,841
Kiko SpA , (3-mo. EURIBOR at 0.00%
Floor + 3.25%), 5.45% , 01/15/32
(b) (c)
100 115,256
Lottomatica Group SpA , 5.38% ,
06/01/30
(c)
................ 100 117,392
Multiversity SpA
(c)
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 6.40% , 05/17/31
(b)
... 100 115,249
7.13% , 05/17/31 ............ 100 118,586
Rossini SARL , (3-mo. EURIBOR at
0.00% Floor + 3.88%), 6.17% ,
12/31/29
(b) (c)
............... 42 48,836
TeamSystem SpA , 6.50% , 07/01/32
(c)
100 114,079
Telecom Italia Capital SA , 7.72% ,
06/04/38 ................. USD 5 5,742

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BATS: High Income Taxable Series

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Italy (continued)
Unipol Assicurazioni SpA , 4.90% ,
05/23/34
(c)
................ EUR 100 $ 120,189
1,598,619
Japan — 0.8%
(c)
Honda Motor Co. Ltd. , 4.44% , 07/07/36 110 125,686
Nissan Motor Co. Ltd.
5.25% , 07/17/29 ............ 100 115,861
6.38% , 07/17/33 ............ 100 116,637
NTT Finance Corp. , 4.23% , 11/01/38 . 100 115,020
SoftBank Group Corp.
5.25% , 10/10/29 ............ 100 114,839
6.38% , 04/22/30 ............ 100 117,095
6.38% , 07/10/33 ............ 100 114,608
819,746
Jersey, Channel Islands — 0.3%
(c)
Aston Martin Capital Holdings Ltd. ,
10.38% , 03/31/29 ........... GBP 100 105,572
Deepocean Ltd. , 6.00% , 04/08/31 ... EUR 100 117,096
TER Finance Jersey Ltd. , 4.50% ,
10/31/31 ................. 116 132,494
355,162
Jordan — 0.2%
Hikma Finance USA LLC , 5.13% ,
07/08/30
(c)
................ USD 200 198,748
Luxembourg — 1.4%
ADLER Financing SARL , 8.25% ,
( 8.25 % Cash or 8.25 % PIK),
12/31/28
(h)
................ EUR 166 194,560
Essendi SA
(c)
6.38% , 10/15/29 ............ 100 118,564
5.63% , 05/15/32 ............ 100 116,321
Garfunkelux Holdco 3 SA , 9.00% ,
09/01/28
(c)
................ 48 54,984
INEOS Finance plc , 6.38% , 04/15/29
(c)
100 112,386
ION Platform Finance SARL
(c)
6.50% , 09/30/30 ............ 100 91,717
6.88% , 09/30/32 ............ 101 85,508
Kleopatra Finco SARL , (1-mo.
EURIBOR + 2.00%), 6.00% ,
01/30/31
(b)
................ 82 78,367
Luna 2.5 SARL , 5.50% , 07/01/32
(c)
.. 100 115,871
Maxam Prill SARL , 6.00% , 07/15/30
(c)
200 233,234
Vivion Investments SARL
(c)
8.25% , ( 8.25 % Cash or 8.00 % PIK),
02/28/29
(h)
.............. 102 116,207
5.63% , 06/08/30 ............ 100 110,488
1,428,207
Netherlands — 1.6%
Boels Topholding BV , 5.75% , 05/15/30
(c)
100 117,404
IMCD NV , 2.13% , 03/31/27
(c)
...... 154 174,768
ING Groep NV , (5-Year EURIBOR
ICE Swap Rate + 1.65%), 4.38% ,
08/15/34
(b) (c)
............... 100 116,500
Q-Park Holding I BV , 5.13% , 02/15/30
(c)
100 116,671
Sunrise FinCo. I BV , 4.88% , 07/15/31
(a)
USD 200 189,142
Trivium Packaging Finance BV ,
12.25% , 01/15/31
(a)
.......... 200 221,068
Universal Music Group NV , 4.13% ,
06/16/36
(c)
................ EUR 100 115,703
VZ Secured Financing BV
5.00% , 01/15/32
(a)
........... USD 200 175,035
5.25% , 01/15/33
(c)
........... EUR 251 273,227
Security
Par (000)
Par (000) Value
Netherlands (continued)
VZ Vendor Financing II BV , 2.88% ,
01/15/29
(c)
................ EUR 100 $ 110,386
1,609,904
Norway — 0.1%
Athomstart Invest 1083 A/S , (3-mo.
EURIBOR at 0.00% Floor + 6.00%),
8.28% , 06/04/30
(a) (b) (c)
......... 100 115,059
Portugal — 0.1%
EDP SA , (5-Year EUR Swap Annual +
2.38%), 1.88% , 08/02/81
(b) (c)
.... 100 114,082
South Korea — 0.2%
Hyundai Card Co. Ltd. , 5.75% ,
04/24/29
(c)
................ USD 200 204,015
Spain — 0.2%
(b)(c)
Arena Luxembourg Finance SARL ,
(3-mo. EURIBOR at 0.00% Floor +
2.50%), 4.65% , 05/01/30 ....... EUR 100 115,277
Cirsa Finance International SARL ,
(3-mo. EURIBOR + 3.00%), 5.40% ,
10/15/32 ................. 100 115,279
230,556
Sweden — 0.1%
Verisure Holding AB , 4.13% , 01/02/32
(c)
100 115,066
Switzerland — 0.3%
(c)
Dufry One BV
4.50% , 05/23/32 ............ 100 115,762
4.63% , 06/11/33 ............ 100 115,138
gategroup Finance Luxembourg SA ,
3.00% , 02/28/27 ............ CHF 50 62,008
292,908
United Kingdom — 4.5%
Albion Financing 1 SARL , 5.38% ,
05/21/30
(c)
................ EUR 100 118,270
Allwyn Entertainment Financing UK plc ,
4.63% , 08/15/31
(c)
........... 100 113,848
BCP V Modular Services Finance II
plc
(c)
6.13% , 11/30/28 ............ GBP 200 249,670
6.50% , 07/10/31 ............ EUR 100 98,834
Bellis Acquisition Co. plc , 8.13% ,
05/14/30
(c)
................ GBP 116 144,543
Biffa Group Holdings Ltd.
(c)
5.25% , 06/15/31 ............ EUR 100 114,551
7.38% , 06/15/31 ............ GBP 100 133,735
Boots Group Finco LP , 7.38% ,
08/31/32
(c)
................ 100 136,962
California Buyer Ltd. , 5.63% , 02/15/32
(c)
EUR 100 116,120
CD&R Firefly Bidco plc , 8.63% ,
04/30/29
(c)
................ GBP 200 272,958
ContourGlobal Power Holdings SA
(c)
5.00% , 02/28/30 ............ EUR 100 115,606
4.38% , 07/31/31 ............ 100 111,385
Deuce Finco plc , 7.00% , 11/20/31
(c)
.. GBP 100 135,621
EC Finance plc , 3.25% , 10/15/26
(c) (d)
. EUR 100 113,785
Edge Finco plc , 8.13% , 08/15/31
(c)
.. GBP 100 138,576
Froneri Lux FinCo SARL , 4.75% ,
08/01/32
(c)
................ EUR 100 111,510
Heathrow Finance plc , 4.13% ,
09/01/29
(c) (d)
............... GBP 100 124,569

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BATS: High Income Taxable Series

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Just Group plc , (5-Year U.K.
Government Bonds Note Generic
Bid Yield + 2.05%), 6.50% ,
09/30/37
(b) (c)
............... GBP 100 $ 133,618
Lloyds Banking Group plc , (5-Year
EURIBOR ICE Swap Rate + 1.90%),
4.00% , 05/09/35
(b) (c)
.......... EUR 100 115,335
Motability Operations Group plc , 3.88% ,
01/24/34
(c)
................ 110 125,778
NatWest Group plc , (5-Year EURIBOR
ICE Swap Rate + 1.40%), 3.72% ,
02/25/35
(b) (c)
............... 100 114,098
Neoen Finco plc , 5.50% , 06/15/31
(c)
. 100 116,395
Ocado Group plc , 10.50% , 08/08/29
(c)
GBP 100 137,069
OEG Finance plc , 7.25% , 09/27/29
(c)
. EUR 200 236,629
Pinnacle Bidco plc , 10.00% , 10/11/28
(c)
GBP 100 137,781
Reckitt Benckiser Treasury Services
plc , Series JUN , 4.00% , 05/28/35
(c)
EUR 100 116,348
Stonegate Pub Co. Financing plc ,
10.75% , 07/31/29
(c)
.......... GBP 100 135,427
Vmed O2 UK Financing I plc
4.50% , 07/15/31
(c)
........... 100 108,822
4.75% , 07/15/31
(a)
........... USD 200 164,331
5.63% , 04/15/32
(c)
........... EUR 100 100,560
WPP Finance 2013
(c)
3.63% , 06/09/31 ............ 100 112,450
3.63% , 06/09/31 ............ 100 112,449
Zegona Finance plc
(c)
6.75% , 07/15/29 ............ 180 212,936
4.25% , 01/15/32 ............ 100 114,697
4,645,266
United States — 16.7%
Acrisure LLC , 6.75% , 07/01/32
(a)
.... USD 100 89,882
Advance Auto Parts, Inc. , 7.38% ,
08/01/33
(a)
................ 100 103,647
Albertsons Cos., Inc. , 6.50% ,
02/15/28
(a)
................ 100 100,813
Alliant Holdings Intermediate LLC ,
7.00% , 01/15/31
(a)
........... 100 101,626
Allied Universal Holdco LLC
4.88% , 06/01/28
(c)
........... GBP 100 131,780
7.88% , 02/15/31
(a)
........... USD 100 104,538
Alphabet, Inc.
3.88% , 05/06/45 ............ EUR 100 107,867
4.50% , 05/11/45 ............ 100 116,780
American Airlines, Inc. , 5.75% ,
04/20/29
(a)
................ USD 100 100,194
American Axle & Manufacturing, Inc. ,
6.88% , 07/01/28 ............ 31 31,063
Antero Midstream Partners LP , 5.38% ,
06/15/29
(a)
................ 100 99,685
Ardagh Group SA
(c)
9.50% , 12/01/30 ............ 76 81,428
11.00% , ( 11.00 % Cash or 7.50%
PIK), 12/01/30
(h)
.......... EUR 104 112,038
Asbury Automotive Group, Inc. , 5.00% ,
02/15/32
(a)
................ USD 100 95,648
Avantor Funding, Inc. , 4.63% ,
07/15/28
(a)
................ 100 98,950
Avis Budget Car Rental LLC , 8.00% ,
02/15/31
(a)
................ 100 100,984
Bath & Body Works, Inc. , 6.63% ,
10/01/30
(a)
................ 100 102,009
Bausch + Lomb Corp. , 8.38% ,
10/01/28
(a)
................ 100 102,750
Security
Par (000)
Par (000) Value
United States (continued)
Beach Acquisition Bidco LLC , 5.25% ,
07/15/32
(c)
................ EUR 100 $ 116,327
Beignet Investor LLC , 6.58% ,
05/30/49
(a)
................ USD 270 275,441
Block, Inc. , 6.50% , 05/15/32 ...... 100 102,092
Bond US Bidco 1, Inc. , 6.50% ,
06/15/33
(c)
................ EUR 100 115,102
Builders FirstSource, Inc. , 6.38% ,
06/15/32
(a)
................ USD 100 101,483
Caesars Entertainment, Inc. , 6.50% ,
02/15/32
(a)
................ 100 97,547
Carnival Corp. Ltd. , 5.75% , 08/01/32
(a)
61 61,596
CCO Holdings LLC
(a)
5.13% , 05/01/27 ............ 32 31,935
5.00% , 02/01/28 ............ 100 98,747
4.75% , 03/01/30 ............ 100 94,815
4.25% , 01/15/34 ............ 100 84,653
Celanese US Holdings LLC , 6.75% ,
04/15/33 ................. 100 101,868
Chemours Co. (The) , 8.00% ,
01/15/33
(a)
................ 100 101,278
Churchill Downs, Inc. , 6.75% ,
05/01/31
(a)
................ 100 101,749
Cipher Compute LLC , 7.13% ,
11/15/30
(a)
................ 4 4,158
Citigroup, Inc.
(b)
6.35% , 09/09/30 ............ 260 254,270
5.92% , 12/11/30 ............ 132 125,290
(3-mo. EURIBOR + 1.03%), 3.49% ,
10/22/34 ............... EUR 119 134,006
Clarios Global LP , 6.75% , 05/15/28
(a)
. USD 100 101,464
Clear Channel Outdoor Holdings, Inc. ,
7.13% , 02/15/31
(a)
........... 21 21,745
Cleveland-Cliffs, Inc. , 7.00% ,
03/15/32
(a)
................ 100 99,210
Cloud Software Group LLC
(a)
6.50% , 03/31/29 ............ 78 75,682
9.00% , 09/30/29 ............ 100 97,063
Clydesdale Acquisition Holdings, Inc. ,
8.75% , 04/15/30
(a)
........... 100 98,641
Cogent Communications Group LLC ,
6.50% , 07/01/32
(a)
........... 100 89,975
Columbus McKinnon Corp. , 7.13% ,
02/01/33
(a)
................ 4 4,009
Community Health Systems, Inc.
(a)
10.88% , 01/15/32 ........... 58 62,463
9.75% , 01/15/34 ............ 100 104,408
Comstock Resources, Inc. , 6.75% ,
03/01/29
(a)
................ 100 98,468
CoreWeave, Inc.
9.00% , 02/01/31
(a)
........... 100 98,821
8.50% , 07/15/32
(c)
........... EUR 110 123,711
CRC Insurance Group LLC , 7.13% ,
06/01/31
(a)
................ USD 100 99,681
Crescent Energy Finance LLC , 7.38% ,
01/15/33
(a)
................ 100 99,399
CVR Energy, Inc. , 7.50% , 02/15/31
(a)
. 20 19,905
Darling Global Finance BV , 4.50% ,
07/15/32
(c)
................ EUR 100 115,223
Darling Ingredients, Inc. , 6.00% ,
06/15/30
(a)
................ USD 100 100,655
DaVita, Inc. , 3.75% , 02/15/31
(a)
.... 100 92,652
Delek Logistics Partners LP , 7.38% ,
06/30/33
(a)
................ 7 7,131
DirecTV Financing LLC
(a)
8.88% , 02/01/30 ............ 19 19,337

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BATS: High Income Taxable Series

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
8.88% , 02/01/30 ............ USD 100 $ 101,652
9.25% , 06/01/32 ............ 34 34,546
Discovery Communications LLC ,
5.00% , 09/20/37 ............ 200 157,000
EchoStar Corp. , 10.75% , 11/30/29 .. 100 108,062
EMRLD Borrower LP
6.38% , 12/15/30
(c)
........... EUR 100 118,065
6.63% , 12/15/30
(a)
........... USD 100 102,233
Fertitta Entertainment LLC , 6.75% ,
01/15/30
(a)
................ 100 98,070
FMC Corp. , 8.00% , 06/01/31
(a)
..... 3 3,122
Ford Motor Credit Co. LLC , 4.87% ,
08/03/27 ................. EUR 100 116,242
Freedom Mortgage Holdings LLC ,
9.25% , 02/01/29
(a)
........... USD 100 103,338
FS KKR Capital Corp. , 3.13% , 10/12/28 100 94,154
Gen Digital, Inc. , 6.75% , 09/30/27
(a)
. 100 100,302
GFL Environmental, Inc. , 4.38% ,
08/15/29
(a)
................ 100 97,205
Global Partners LP , 8.25% , 01/15/32
(a)
100 104,734
Goldman Sachs Bank USA , 6.60% ,
09/12/30
(b) (f)
................ 260 252,018
Goldman Sachs Group, Inc. (The)
(c)
1.00% , 03/18/33 ............ EUR 256 248,942
(3-mo. EURIBOR + 1.10%), 3.98% ,
12/18/36
(b)
.............. 87 99,568
Goodyear Tire & Rubber Co. (The) ,
5.25% , 04/30/31 ............ USD 100 90,240
Gray Media, Inc. , 9.63% , 07/15/32
(a)
. 100 96,515
Group 1 Automotive, Inc. , 4.00% ,
08/15/28
(a)
................ 100 97,368
GS Finance Corp.
(b)
5.95% , 01/15/31 ............ 230 221,147
6.11% , 02/17/31 ............ 141 136,360
7.35% , 02/17/31 ............ 294 285,868
6.70% , 05/14/31
(a) (c) (f)
......... EUR 370 422,762
Herc Holdings, Inc. , 6.00% , 03/15/34
(a)
USD 100 99,336
Hilcorp Energy I LP , 8.38% , 11/01/33
(a)
100 104,127
Hilton Domestic Operating Co., Inc. ,
3.63% , 02/15/32
(a)
........... 100 91,527
HUB International Ltd. , 7.25% ,
06/15/30
(a)
................ 100 102,624
iHeartCommunications, Inc. , 7.75% ,
08/15/30
(a)
................ 100 93,280
ION Platform Finance US, Inc. , 8.75% ,
05/01/29
(a)
................ 100 89,239
IQVIA, Inc. , 4.63% , 06/15/33
(c)
..... EUR 100 115,928
Iron Mountain, Inc.
7.00% , 02/15/29
(a)
........... USD 100 101,888
4.75% , 01/15/34
(c)
........... EUR 100 113,501
Jane Street Group , 4.50% , 11/15/29
(a)
USD 100 97,469
JetBlue Airways Corp. , 9.88% ,
09/20/31
(a)
................ 100 90,571
Kronos International, Inc. , 9.50% ,
03/15/29
(c)
................ EUR 100 112,173
Lamar Media Corp. , 4.88% , 01/15/29 USD 100 99,190
LCM Investments Holdings II LLC ,
4.88% , 05/01/29
(a)
........... 100 97,362
Level 3 Financing, Inc.
(a)
6.88% , 06/30/33 ............ 35 35,959
7.00% , 03/31/34 ............ 33 34,028
7.50% , 02/15/37 ............ 8 8,211
LifePoint Health, Inc. , 7.00% ,
05/01/34
(a)
................ 100 95,846
Magnera Corp. , 7.25% , 11/15/31
(a)
.. 100 97,625
Security
Par (000)
Par (000) Value
United States (continued)
Match Group Holdings II LLC , 5.00% ,
12/15/27
(a)
................ USD 100 $ 99,651
Mauser Packaging Solutions Holding
Co. , 9.25% , 04/15/30
(a)
........ 100 98,380
Medline Borrower LP , 3.88% ,
04/01/29
(a)
................ 100 97,114
MGM Resorts International , 6.13% ,
09/15/29 ................. 100 100,981
Michaels Cos., Inc. (The) , 8.50% ,
03/15/33
(a)
................ 100 99,049
MKS, Inc. , 4.25% , 02/15/34
(c)
...... EUR 100 112,836
Molina Healthcare, Inc. , 3.88% ,
05/15/32
(a)
................ USD 100 90,411
Morgan Stanley , (3-mo. EURIBOR +
1.12%), 3.75% , 11/07/36
(b)
...... EUR 120 135,193
Morgan Stanley Finance LLC , 6.18% ,
05/08/31
(a) (b) (f)
.............. 603 679,514
MPT Operating Partnership LP
0.99% , 10/15/26 ............ 100 112,091
7.00% , 02/15/32
(c)
........... 106 121,745
NCL Corp. Ltd. , 5.88% , 01/15/31
(a)
.. USD 100 97,055
Neptune Bidco US, Inc. , 10.38% ,
05/15/31
(a)
................ 91 94,314
Newell Brands, Inc. , 6.63% , 05/15/32 100 101,265
Nexstar Media, Inc. , 7.25% , 04/15/34
(a)
100 99,748
Nissan Motor Acceptance Co. LLC
(a)
1.85% , 09/16/26 ............ 100 99,076
5.63% , 09/29/28 ............ 43 42,901
Noble Finance II LLC , 8.00% ,
04/15/30
(a)
................ 80 82,893
Northern Oil & Gas, Inc. , 7.88% ,
10/15/33
(a)
................ 5 4,968
Novelis Corp. , 3.88% , 08/15/31
(a)
... 100 91,085
NRG Energy, Inc. , 5.25% , 06/15/29
(a)
100 99,741
Oak-Eagle AcquireCo, Inc. , 7.25% ,
07/01/33
(a)
................ 26 27,199
Olympus Water US Holding Corp. ,
6.13% , 02/15/33
(c)
........... EUR 100 114,968
Paramount Global , (3-mo. SOFR +
4.16%), 6.25% , 02/28/57
(b)
..... USD 100 81,125
Park Intermediate Holdings LLC ,
4.88% , 05/15/29
(a)
........... 100 97,777
PennyMac Financial Services, Inc. ,
7.88% , 12/15/29
(a)
........... 100 103,992
Performance Food Group, Inc. , 4.25% ,
08/01/29
(a)
................ 100 97,067
Permian Resources Operating LLC ,
6.25% , 02/01/33
(a)
........... 100 102,123
Post Holdings, Inc. , 4.63% , 04/15/30
(a)
100 96,606
PRA Group Europe Holding II SARL ,
6.25% , 09/30/32
(c)
........... EUR 100 112,455
Quikrete Holdings, Inc. , 6.75% ,
03/01/33
(a)
................ USD 100 101,938
QXO Building Products, Inc. , 6.75% ,
04/30/32
(a)
................ 100 103,258
Rocket Cos., Inc.
(a)
6.13% , 08/01/30 ............ 25 25,429
6.38% , 08/01/33 ............ 25 25,424
Rocket Mortgage LLC , 3.63% ,
03/01/29
(a)
................ 100 96,190
SCIL IV LLC , 9.50% , 07/15/28
(c)
.... EUR 100 117,834
Seagate Data Storage Technology Pte.
Ltd. , 9.63% , 12/01/32
(a)
........ USD 100 110,263
Service Properties Trust , 4.38% ,
02/15/30 ................. 100 90,246

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BATS: High Income Taxable Series

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Shift4 Payments LLC , 5.50% ,
05/15/33
(c)
................ EUR 100 $ 111,852
Sirius XM Radio LLC , 4.13% ,
07/01/30
(a)
................ USD 100 94,123
Six Flags Entertainment Corp.
(a)
7.25% , 05/15/31 ............ 100 99,415
8.63% , 01/15/32 ............ 4 4,119
SM Energy Co. , 7.00% , 08/01/32
(a)
.. 100 100,921
Solaris Energy Infrastructure LLC ,
6.38% , 05/15/31
(a)
........... 20 20,223
Standard Building Solutions, Inc. ,
6.50% , 08/15/32
(a)
........... 100 100,604
Starwood Property Trust, Inc. , 7.25% ,
04/01/29
(a)
................ 100 103,247
Sunoco LP
4.50% , 04/30/30 ............ 100 97,125
4.63% , 05/01/30
(a)
........... 100 96,587
SV RNO Property Owner 1 LLC ,
5.88% , 03/01/31
(a)
........... 44 43,366
Tallgrass Energy Partners LP , 7.38% ,
02/15/29
(a)
................ 100 102,577
Tenet Healthcare Corp.
4.38% , 01/15/30 ............ 100 96,911
6.75% , 05/15/31 ............ 100 102,441
Tenneco, Inc. , 8.00% , 11/17/28
(a)
... 100 100,625
TransDigm, Inc.
(a)
6.75% , 08/15/28 ............ 100 100,996
6.00% , 01/15/33 ............ 100 100,982
Transocean International Ltd. , 7.88% ,
10/15/32
(a)
................ 100 104,394
UKG, Inc. , 6.88% , 02/01/31
(a)
...... 100 97,148
United Rentals North America, Inc. ,
3.88% , 02/15/31 ............ 100 94,485
Uniti Services LLC , 7.50% , 10/15/33
(a)
107 112,604
Univision Communications, Inc.
(a)
9.38% , 08/01/32 ............ 5 5,080
8.88% , 04/15/33 ............ 19 18,704
USA Compression Partners LP , 6.25% ,
10/01/33
(a)
................ 7 6,940
UWM Holdings LLC , 6.25% , 03/15/31
(a)
20 17,824
Venture Global Calcasieu Pass LLC ,
3.88% , 11/01/33
(a)
........... 100 89,149
Venture Global LNG, Inc. , 8.38% ,
06/01/31
(a)
................ 131 136,362
Venture Global Plaquemines LNG
LLC
(a)
6.50% , 01/15/34 ............ 115 119,828
6.75% , 01/15/36 ............ 15 15,904
Versant Media Group, Inc. , 7.25% ,
01/30/31
(a)
................ 8 8,277
VF Corp. , 0.63% , 02/25/32 ....... EUR 100 93,591
VoltaGrid LLC , 7.38% , 11/01/30
(a)
... USD 39 40,489
Wells Fargo & Co. , (3-mo. EURIBOR +
1.22%), 3.90% , 07/22/32
(b) (c)
.... EUR 140 162,988
WESCO Distribution, Inc. , 5.25% ,
04/15/31
(a)
................ USD 100 98,974
Whirlpool Corp.
6.13% , 06/15/30 ............ 6 5,535
6.50% , 06/15/33 ............ 7 6,068
XPLR Infrastructure Operating Partners
LP , 7.25% , 01/15/29
(a)
......... 100 103,474
17,260,916
Security
Par (000)
Par (000) Value
Uzbekistan — 0.2%
Navoi Mining & Metallurgical Co. ,
6.70% , 10/17/28
(c)
........... USD 200 $ 205,313
Total Corporate Bonds — 36.2%
(Cost: $ 37,842,407 ) .............................. 37,548,783
Floating Rate Loan Interests
United States — 0.2%
Discovery Global Holdings, Inc., 1st
Lien Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 2.50%),
6.14%
,
06/03/33
(b)
........... 187 187,310
Total Floating Rate Loan Interests — 0.2%
(Cost: $ 186,859 ) ................................ 187,310
Foreign Agency Obligations
Chile — 0.2%
Corp. Nacional del Cobre de Chile ,
3.15% , 01/14/30
(c)
........... 200 188,005
France — 0.2%
Electricite de France SA , (5-Year EUR
Swap Annual + 3.97%), 3.38%
(b) (c) (g)
EUR 200 220,550
Hungary — 0.2%
MVM Energetika Zrt. , 7.50% ,
06/09/28
(c)
................ USD 200 208,288
Mexico — 0.2%
Petroleos Mexicanos
8.75% , 06/02/29 ............ 52 55,894
6.84% , 01/23/30 ............ 84 86,268
5.95% , 01/28/31 ............ 60 59,346
6.70% , 02/16/32 ............ 60 60,451
6.95% , 01/28/60 ............ 16 13,536
275,495
Peru — 0.2%
Corp. Financiera de Desarrollo SA ,
2.40% , 09/28/27
(c)
........... 200 194,094
Total Foreign Agency Obligations — 1.0%
(Cost: $ 1,068,547 ) .............................. 1,086,432
Foreign Government Obligations
Argentina — 0.0%
Argentine Republic (The) , 0.00% ,
12/15/27
(b) (j)
................ ARS 6,028 10,304
Brazil — 0.7%
Nota Do Tesouro Nacional
10.00% , 01/01/27 ........... BRL 3 652,928
6.00% , 08/15/30
(b)
........... —
(k)
33,754
686,682
Chile — 0.1%
Bonos de la Tesoreria de la Republica
en pesos , 5.00% , 10/01/28
(a) (c)
... CLP 145,000 158,272
Colombia — 0.5%
Republic of Colombia
12.50% , 02/27/30 ........... COP 83,400 24,483
7.75% , 09/18/30 ............ 557,000 139,628
7.00% , 06/30/32 ............ 42,000 9,727
13.25% , 02/09/33 ........... 171,300 52,801

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BATS: High Income Taxable Series

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Colombia (continued)
8.00% , 04/20/33 ............ USD 200 $ 219,120
6.25% , 07/09/36 ............ COP 149,600 29,843
7.25% , 10/26/50 ............ 66,400 12,353
487,955
Czech Republic — 0.0%
Czech Republic
3.60% , 06/03/36 ............ CZK 590 25,674
4.00% , 04/04/44 ............ 180 7,452
33,126
Egypt — 0.3%
Arab Republic of Egypt
(c)
5.63% , 04/16/30 ............ EUR 100 113,850
7.90% , 02/21/48 ............ USD 200 183,128
296,978
France — 0.4%
French Republic , 2.75% , 02/25/29
(a) (c)
EUR 377 430,803
Gabon — 0.2%
Gabon Government Bond , 9.50% ,
02/18/29
(c)
................ USD 200 189,820
Ghana — 0.1%
Republic of Ghana
(c)
0.00% , 07/03/26
(j)
........... 1 510
5.00% , 07/03/29
(d)
........... 124 121,626
0.00% , 01/03/30
(j)
........... 2 2,052
5.00% , 07/03/35
(d)
........... 15 13,705
137,893
Hungary — 0.2%
Hungary Government Bond
5.00% , 02/22/27
(c)
........... EUR 76 87,942
7.00% , 10/24/35 ............ HUF 21,840 79,921
6.25% , 09/23/37 ............ 5,350 18,902
3.00% , 10/27/38 ............ 8,070 21,056
207,821
Indonesia — 0.1%
Republic of Indonesia , 7.00% , 05/15/27 IDR 1,508,000 83,951
Italy — 2.7%
Buoni Poliennali del Tesoro
(c)
2.40% , 03/15/29 ............ EUR 377 426,682
2.85% , 02/01/31 ............ 1,096 1,245,465
3.65% , 08/01/35
(a)
........... 314 362,816
3.45% , 02/01/36 ............ 655 742,106
2,777,069
Lebanon — 0.1%
Lebanese Republic
(c)(e)(l)
6.10% , 10/04/24 ............ USD 39 9,557
6.00% , 01/27/25 ............ 29 7,105
6.20% , 02/26/25 ............ 82 20,145
6.65% , 04/22/25 ............ 27 6,620
6.60% , 11/27/26 ............ 137 34,250
6.85% , 03/23/27 ............ 39 9,750
7.00% , 03/23/32 ............ 72 18,252
105,679
Mexico — 0.7%
Mex Bonos Desarr Fix Rt
7.00% , 09/03/26 ............ MXN 36 203,316
8.50% , 03/01/29 ............ 28 164,069
8.50% , 05/31/29 ............ —
(k)
2,284
7.75% , 11/13/42 ............ 25 120,292
8.00% , 04/29/55 ............ 3 15,059
Security
Par (000)
Par (000) Value
Mexico (continued)
United Mexican States , 5.40% ,
02/09/28 ................. USD 200 $ 202,063
707,083
Nigeria — 0.2%
Federal Republic of Nigeria , 6.13% ,
09/28/28
(c)
................ 200 199,900
Pakistan — 0.2%
Islamic Republic of Pakistan , 6.88% ,
12/05/27
(c)
................ 200 201,500
Paraguay — 0.0%
Republic of Paraguay , 8.50% ,
04/04/38
(a)
................ PYG 90,000 14,189
Peru — 0.1%
Republic of Peru
(c)
5.40% , 08/12/34 ............ PEN 213 60,747
7.60% , 08/12/39 ............ 112 35,153
95,900
Philippines — 0.2%
Republic of Philippines
6.38% , 07/27/30 ............ PHP 3,290 52,919
6.00% , 08/20/30 ............ 8,115 128,743
181,662
Poland — 0.2%
Republic of Poland
4.00% , 07/25/31 ............ PLN 80 20,586
5.00% , 10/25/34 ............ 246 64,902
5.00% , 10/25/35 ............ 345 90,196
2.00% , 08/25/36
(b)
........... 43 10,511
186,195
Republic of Turkiye — 0.2%
Republic of Turkiye (The)
30.00% , 09/12/29 ........... TRY 470 9,052
9.38% , 01/19/33 ............ USD 200 227,760
28.08% , 09/27/34 ........... TRY 751 14,401
251,213
Romania — 0.4%
Romania Government Bond
5.25% , 11/25/27
(c)
........... USD 38 38,047
6.63% , 02/17/28
(c)
........... 6 6,129
5.88% , 01/30/29
(c)
........... 186 187,659
5.25% , 03/10/30
(c)
........... EUR 35 41,411
5.75% , 09/16/30
(a)
........... USD 24 24,116
3.63% , 03/27/32
(c)
........... 22 19,739
6.75% , 04/25/35 ............ RON 140 30,636
4.25% , 04/28/36 ............ 145 26,051
2.75% , 04/14/41
(c)
........... EUR 25 19,377
393,165
Saudi Arabia — 0.2%
Kingdom of Saudi Arabia , 4.75% ,
01/18/28
(c)
................ USD 200 199,962
South Africa — 0.6%
Republic of South Africa
3.75% , 07/24/26 ............ EUR 100 114,277
8.00% , 01/31/30 ............ ZAR 4,180 257,270
7.00% , 02/28/31 ............ 4,134 243,695
8.75% , 02/28/48 ............ 691 41,439
656,681

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BATS: High Income Taxable Series

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Spain — 2.8%
Bonos y Obligaciones del Estado
2.35% , 03/31/29 ............ EUR 358 $ 405,615
2.70% , 01/31/30 ............ 206 235,164
2.60% , 05/31/31 ............ 979 1,107,891
3.45% , 10/31/34
(a) (c)
.......... 97 113,158
3.30% , 04/30/36
(a) (c)
.......... 820 937,048
3.40% , 10/31/36
(a) (c)
.......... 101 115,944
2,914,820
Sri Lanka — 0.0%
Sri Lanka Government Bond
4.00% , 04/15/28
(a)
........... USD 2 1,567
4.00% , 04/15/28
(c)
........... 4 3,775
3.10% , 01/15/30
(c) (d)
.......... 2 1,542
3.10% , 01/15/30
(a) (d)
.......... 2 2,366
3.35% , 03/15/33
(a) (d)
.......... 5 4,389
3.60% , 06/15/35
(a) (d)
.......... 3 2,538
3.60% , 06/15/35
(c) (d)
.......... 3 2,131
3.60% , 05/15/36
(a) (d)
.......... 2 2,204
3.60% , 02/15/38
(a) (d)
.......... 4 4,373
24,885
Tunisia — 0.1%
Tunisian Republic , 6.38% , 07/15/26
(c)
EUR 100 113,963
Ukraine — 0.3%
Ukraine Government Bond
(c)(d)
4.50% , 02/01/29 ............ USD 21 17,261
0.00% , 02/01/30 ............ 2 1,695
0.00% , 02/01/34 ............ 22 12,199
4.50% , 02/01/34 ............ 130 91,244
0.00% , 02/01/35 ............ 117 69,825
4.50% , 02/01/35 ............ 55 37,674
0.00% , 02/01/36 ............ 71 42,146
4.50% , 02/01/36 ............ 2 1,110
273,154
United Arab Emirates — 0.2%
United Arab Emirates Government
Bond , 4.88% , 04/30/29
(c)
....... 200 201,148
United Kingdom — 0.2%
U.K. Treasury Bonds , 4.38% ,
03/07/30
(c)
................ GBP 121 161,209
Uruguay — 0.0%
Oriental Republic of Uruguay
9.75% , 07/20/33 ............ UYU 505 13,960
8.00% , 10/29/35 ............ 765 19,495
33,455
Total Foreign Government Obligations — 12.0%
(Cost: $ 12,436,824 ) .............................. 12,416,437
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 9 .3%
United States — 9.3%
(a)
A&D Mortgage Trust
Series 2024-NQM4, Class A1,
5.46%, 08/25/69 .......... USD 65 65,041
Series 2024-NQM5, Class A1,
5.70%, 11/25/69 .......... 73 73,178
Angel Oak Mortgage Trust
Series 2021-2, Class A1, 0.98%,
04/25/66
(b)
.............. 86 74,207
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-3, Class A1, 1.07%,
05/25/66
(b)
.............. USD 32 $ 27,660
Series 2021-3, Class A2, 1.31%,
05/25/66
(b)
.............. 32 27,872
Series 2021-5, Class A1, 0.95%,
07/25/66
(b)
.............. 71 61,436
Series 2021-5, Class A2, 1.21%,
07/25/66
(b)
.............. 35 30,327
Series 2023-6, Class A2, 6.50%,
12/25/67
(d)
.............. 55 54,905
Series 2024-3, Class A1, 4.80%,
11/26/68
(d)
.............. 72 71,456
Series 2025-1, Class A1, 5.69%,
01/25/70
(d)
.............. 102 102,668
Series 2025-2, Class A1, 5.64%,
02/25/70
(d)
.............. 40 40,272
Series 2025-8, Class A1, 5.41%,
07/25/70
(d)
.............. 42 41,825
Arroyo Mortgage Trust, Series 2019-1,
Class A1, 3.80%, 01/25/49
(b)
.... 8 7,788
Barclays Mortgage Loan Trust
Series 2024-NQM1, Class A1,
5.90%, 01/25/64
(d)
......... 45 45,333
Series 2025-NQM3, Class A1,
5.64%, 05/25/65
(b)
......... 82 82,045
BINOM Securitization Trust, Series
2021-INV1, Class A1, 2.03%,
06/25/56
(b)
................ 41 37,595
BRAVO Residential Funding Trust
(d)
Series 2024-NQM3, Class A1,
6.19%, 03/25/64 .......... 76 76,615
Series 2024-NQM7, Class A1,
5.55%, 10/27/64 .......... 89 89,159
Series 2025-NQM2, Class A1,
5.68%, 11/25/64 .......... 109 109,626
Series 2025-NQM4, Class A1,
5.61%, 02/25/65 .......... 66 65,896
Chase Home Lending Mortgage Trust
(b)
Series 2024-1, Class A6, 6.50%,
01/25/55 ............... 385 385,718
Series 2024-3, Class A4, 6.00%,
02/25/55 ............... 50 50,153
Series 2024-8, Class A5A, 5.50%,
08/25/55 ............... 200 198,963
CIM Trust
(b)
Series 2021-R6, Class A1, 1.42%,
07/25/61 ............... 35 31,724
Series 2025-I1, Class M1, 6.44%,
10/25/69 ............... 100 100,154
COLT Mortgage Loan Trust
Series 2023-1, Class A1, 6.05%,
04/25/68
(d)
.............. 47 47,144
Series 2023-2, Class A1, 6.60%,
07/25/68
(d)
.............. 41 40,879
Series 2023-3, Class A2, 7.43%,
09/25/68
(d)
.............. 46 46,042
Series 2024-6, Class A1, 5.39%,
11/25/69
(d)
.............. 66 65,557
Series 2024-INV2, Class B1, 8.06%,
05/25/69
(b)
.............. 100 100,703
Series 2025-7, Class A1, 5.47%,
06/25/70
(d)
.............. 81 81,057
Series 2025-7, Class B1, 6.92%,
06/25/70
(b)
.............. 100 99,927
Series 2025-9, Class B1, 6.82%,
09/25/70
(b)
.............. 100 99,624

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BATS: High Income Taxable Series

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Cross Mortgage Trust
Series 2024-H2, Class A1, 6.09%,
04/25/69
(d)
.............. USD 54 $ 54,644
Series 2024-H5, Class A1, 5.85%,
08/26/69
(d)
.............. 112 112,573
Series 2024-H7, Class A1, 5.59%,
11/25/69
(b)
.............. 68 67,799
Series 2025-H1, Class A1, 5.74%,
02/25/70
(b)
.............. 92 92,386
Series 2025-H1, Class M1, 6.48%,
02/25/70
(b)
.............. 140 140,856
CSMC Trust
(b)
Series 2021-AFC1, Class A1,
0.83%, 03/25/56 .......... 89 76,705
Series 2021-NQM6, Class A1,
1.17%, 07/25/66 .......... 47 40,511
Series 2022-NQM1, Class A1,
3.26%, 11/25/66 .......... 68 62,040
Deephaven Residential Mortgage Trust
Series 2024-1, Class A1, 5.74%,
07/25/69
(d)
.............. 60 60,442
Series 2026-INV1, Class A1, 4.80%,
12/25/70
(b)
.............. 96 94,474
Ellington Financial Mortgage Trust
Series 2022-2, Class A1, 5.30%,
04/25/67
(b)
.............. 69 68,889
Series 2022-3, Class A1, 5.00%,
08/25/67
(d)
.............. 67 67,179
Series 2024-NQM1, Class A1A,
5.71%, 11/25/69
(d)
......... 63 63,388
Series 2025-INV2, Class A1, 5.39%,
05/26/70
(d)
.............. 254 253,624
Series 2026-NQM3, Class A1,
5.03%, 03/25/71
(b)
......... 239 237,029
Galton Funding Mortgage Trust,
Series 2020-H1, Class A2, 2.41%,
01/25/60
(b)
................ 42 40,041
GCAT Trust
(b)
Series 2022-NQM3, Class A3,
4.35%, 04/25/67 .......... 255 241,675
Series 2024-INV4, Class A2, 5.50%,
12/25/54 ............... 68 67,656
GS Mortgage-Backed Securities Trust
(b)
Series 2021-INV1, Class A6, 2.50%,
12/25/51 ............... 67 59,519
Series 2022-GR1, Class A5, 2.50%,
06/25/52 ............... 217 192,816
Series 2024-RPL2, Class A1,
3.75%, 07/25/61 .......... 78 75,923
Homes Trust, Series 2025-NQM5,
Class B1, 6.79%, 09/25/70
(b)
.... 100 99,306
J.P. Morgan Mortgage Trust
Series 2017-2, Class A7, 3.50%,
05/25/47
(b)
.............. 116 104,619
Series 2021-1, Class A4, 2.50%,
06/25/51
(b)
.............. 377 346,140
Series 2025-VIS2, Class A1B,
5.38%, 12/25/55
(d)
......... 90 89,279
Series 2026-NQM1, Class A1,
4.75%, 06/25/66
(b)
......... 60 59,165
Series 2026-NQM1, Class A1LC,
4.93%, 06/25/66
(d)
......... 100 98,512
Series 2026-NQX2, Class A1,
5.63%, 10/25/66
(b)
......... 250 249,999
Security
Par (000)
Par (000) Value
United States (continued)
MFA Trust
Series 2022-NQM1, Class M1,
4.28%, 12/25/66
(b)
......... USD 100 $ 89,801
Series 2024-NPL1, Class A1,
6.33%, 09/25/54
(d)
......... 79 79,400
Morgan Stanley Residential Mortgage
Loan Trust
Series 2025-NQM1, Class A1,
5.74%, 11/25/69
(b)
......... 133 132,913
Series 2025-NQM1, Class M1,
6.50%, 11/25/69
(b)
......... 180 180,851
Series 2025-NQM5, Class A1,
5.44%, 07/25/70
(b)
......... 77 76,874
Series 2026-DSC1, Class A1LC,
4.93%, 01/25/71
(d)
......... 100 98,634
New Residential Mortgage Loan Trust
Series 2015-1A, Class A3, 3.75%,
05/28/52
(b)
.............. 6 5,962
Series 2017-2A, Class A4, 4.00%,
03/25/57
(b)
.............. 26 25,418
Series 2019-NQM4, Class A1,
2.49%, 09/25/59
(b)
......... 7 7,068
Series 2019-NQM4, Class A3,
2.80%, 09/25/59
(b)
......... 85 81,847
Series 2019-NQM5, Class A1,
2.71%, 11/25/59
(b)
......... 13 12,821
Series 2024-NQM1, Class A1,
6.13%, 03/25/64
(d)
......... 49 49,586
Series 2024-NQM1, Class B1,
7.91%, 03/25/64
(b)
......... 100 100,961
Series 2025-NQM1, Class A1,
5.64%, 01/25/65
(d)
......... 75 74,905
Series 2025-NQM1, Class M1,
6.47%, 01/25/65
(b)
......... 100 100,894
Series 2025-NQM4, Class A1,
5.35%, 07/25/65
(b)
......... 80 79,297
Series 2026-NQM3, Class A1,
4.83%, 02/25/66
(b)
......... 97 95,428
Nomura Resecuritization Trust, Series
2014-8R, Class 1A2, 4.26%,
10/26/36
(b)
................ 44 41,496
NYMT Loan Trust
Series 2025-CP1, Class A1, 3.75%,
11/25/69
(b)
.............. 87 83,994
Series 2026-INV1, Class A1LC,
4.94%, 02/25/61
(d)
......... 100 98,874
OBX Trust
Series 2019-INV2, Class A25,
4.00%, 05/27/49
(b)
......... 69 63,923
Series 2024-NQM11, Class A1,
5.87%, 06/25/64
(d)
......... 52 51,867
Series 2024-NQM15, Class A1,
5.32%, 10/25/64
(d)
......... 59 58,543
Series 2024-NQM4, Class A1,
6.07%, 01/25/64
(d)
......... 49 49,139
PMT Loan Trust
(b)
Series 2024-INV1, Class A3, 5.50%,
10/25/59 ............... 75 75,274
Series 2026-CNF1, Class A5,
5.00%, 01/25/57 .......... 70 69,160
Series 2026-CNF1, Class A7,
5.00%, 01/25/57 .......... 25 23,743
PRET Trust, Series 2025-RPL1, Class
A1, 4.00%, 07/25/69
(d)
........ 88 84,818
PRKCM Trust, Series 2026-AFC1,
Class A1, 4.68%, 02/25/61
(b)
.... 97 95,588

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BATS: High Income Taxable Series

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
PRPM Trust
Series 2024-NQM1, Class A1,
6.27%, 12/25/68
(d)
......... USD 53 $ 53,215
Series 2025-NQM1, Class A1,
5.80%, 11/25/69
(d)
......... 65 65,665
Series 2025-NQM1, Class M1A,
6.64%, 11/25/69
(b)
......... 100 100,436
Series 2025-NQM3, Class A1,
5.61%, 05/25/70
(b)
......... 85 84,620
Radian Mortgage Capital Trust LLC,
Series 2024-J1, Class A8, 6.00%,
11/25/54
(b)
................ 18 17,597
RCKT Mortgage Trust, Series 2024-
CES8, Class A1A, 5.49%, 11/25/44
(d)
62 61,973
SAIF Securitization Trust, Series 2024-
CES1, Class A1, 5.96%, 07/25/54
(d)
102 102,461
Sequoia Mortgage Trust
(b)
Series 2024-HYB1, Class A1A,
4.51%, 11/25/63 .......... 58 57,760
Series 2026-MED1, Class A1A,
5.12%, 04/25/56 .......... 84 82,817
SG Residential Mortgage Trust
(b)
Series 2025-1, Class A1, 5.10%,
12/25/65 ............... 94 93,409
Series 2026-1, Class A1, 4.78%,
01/25/66 ............... 95 94,205
Towd Point Mortgage Trust, Series
2024-CES6, Class A1, 5.73%,
11/25/64
(d)
................ 64 64,136
TRK Trust, Series 2022-INV1, Class
A2, 3.44%, 02/25/57
(b)
........ 100 87,864
Verus Securitization Trust
Series 2022-3, Class A1, 5.13%,
02/25/67
(d)
.............. 61 58,409
Series 2023-8, Class M1, 7.45%,
12/25/68
(b)
.............. 100 100,644
Series 2024-8, Class A1, 5.36%,
10/25/69
(b)
.............. 65 64,509
Series 2024-INV1, Class A1, 6.12%,
03/25/69
(d)
.............. 61 61,492
Series 2024-INV2, Class A1, 5.33%,
08/26/69
(d)
.............. 68 67,871
Series 2024-R1, Class A1, 5.22%,
09/25/69
(b)
.............. 72 71,389
Series 2025-6, Class A1, 5.42%,
07/25/70
(d)
.............. 80 80,189
Series 2026-1, Class A1LC, 5.02%,
01/25/71
(d)
.............. 100 98,413
Series 2026-2, Class A1LC, 4.75%,
02/25/71
(d)
.............. 100 97,927
Series 2026-R1, Class A1LC,
4.94%, 10/25/67
(d)
......... 100 99,040
9,604,858
Commercial Mortgage-Backed Securities — 8 .5%
United States — 8.5%
425 Trust
(a)(b)
Series 2026-LEX, Class A, (1-mo.
CME Term SOFR at 1.67% Floor
+ 1.67%), 1.00%, 07/15/43 ... 100 100,000
Series 2026-LEX, Class E, (1-mo.
CME Term SOFR at 4.60% Floor
+ 4.60%), 1.00%, 07/15/43 ... 100 100,000
ARES1, Series 2024-IND2, Class A,
(1-mo. CME Term SOFR at 1.44%
Floor + 1.44%), 5.07%, 10/15/34
(a) (b)
100 100,313
Security
Par (000)
Par (000) Value
United States (continued)
ARZ Trust, Series 2024-BILT, Class A,
5.77%, 06/11/39
(a)
........... USD 100 $ 100,725
Atrium Hotel Portfolio Trust
(a)(b)
Series 2024-ATRM, Class A, 5.59%,
11/10/29 ............... 50 50,219
Series 2024-ATRM, Class E, 9.52%,
11/10/29 ............... 30 30,883
BAHA Trust
(a)(b)
Series 2024-MAR, Class A, 6.17%,
12/10/41 ............... 190 193,921
Series 2024-MAR, Class C, 7.77%,
12/10/41 ............... 100 102,899
BAMLL Trust, Series 2024-BHP,
Class A, (1-mo. CME Term SOFR
at 2.35% Floor + 2.35%), 5.98%,
08/15/39
(a) (b)
............... 90 90,336
BBCMS Mortgage Trust, Series 2025-
C35, Class D, 4.50%, 07/15/58
(a)
. 29 22,502
BFLD Commercial Mortgage Trust,
Series 2024-UNIV, Class A, (1-mo.
CME Term SOFR at 1.49% Floor +
1.49%), 5.12%, 11/15/41
(a) (b)
.... 60 60,056
BFLD Trust, Series 2025-FPM, Class
C, 6.88%, 10/10/40
(a) (b)
........ 100 98,889
BMP Commercial Mortgage Trust,
Series 2024-MF23, Class E, (1-mo.
CME Term SOFR at 3.39% Floor +
3.39%), 7.01%, 06/15/41
(a) (b)
.... 140 140,013
BX Commercial Mortgage Trust
(a)(b)
Series 2024-AIRC, Class A, (1-mo.
CME Term SOFR at 1.69% Floor
+ 1.69%), 5.32%, 08/15/41 ... 321 322,086
Series 2024-BRBK, Class A, (1-mo.
CME Term SOFR at 2.88% Floor
+ 2.88%), 6.51%, 10/15/41 ... 135 135,337
Series 2024-GPA3, Class C, (1-mo.
CME Term SOFR at 1.89% Floor
+ 1.89%), 5.52%, 12/15/39 ... 76 76,089
Series 2024-MF, Class A, (1-mo.
CME Term SOFR at 1.44% Floor
+ 1.44%), 5.07%, 02/15/39 ... 111 110,855
Series 2024-PALM, Class A, (1-mo.
CME Term SOFR at 1.54% Floor
+ 1.54%), 5.17%, 06/15/37 ... 82 82,107
Series 2024-XL5, Class A, (1-mo.
CME Term SOFR at 1.39% Floor
+ 1.39%), 5.02%, 03/15/41 ... 66 65,634
Series 2025-JDI, Class A, (1-mo.
CME Term SOFR at 1.40% Floor
+ 1.40%), 5.03%, 11/15/42 ... 87 86,875
Series 2026-VLT9, Class A, (1-mo.
CME Term SOFR at 1.70% Floor
+ 1.70%), 5.33%, 03/15/45 ... 100 99,938
Series 2026-XL6, Class E, (1-mo.
CME Term SOFR at 3.00% Floor
+ 3.00%), 6.63%, 03/15/43 ... 90 91,157
BX Trust
(a)(b)
Series 2021-LBA, Class AV, (1-mo.
CME Term SOFR at 0.80% Floor
+ 1.16%), 4.79%, 02/15/36 ... 24 23,582
Series 2022-IND, Class A, (1-mo.
CME Term SOFR at 1.49% Floor
+ 1.49%), 5.12%, 04/15/37 ... 56 56,375
Series 2024-CNYN, Class A, (1-mo.
CME Term SOFR at 1.44% Floor
+ 1.44%), 5.07%, 04/15/41 ... 104 103,958

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BATS: High Income Taxable Series

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2025-TAIL, Class E, (1-mo.
CME Term SOFR at 3.30% Floor
+ 3.30%), 6.93%, 06/15/35 ... USD 100 $ 99,512
Series 2025-VOLT, Class A, (1-mo.
CME Term SOFR at 1.70% Floor
+ 1.70%), 5.33%, 12/15/44 ... 100 100,094
Series 2025-VOLT, Class B, (1-mo.
CME Term SOFR at 2.10% Floor
+ 2.10%), 5.73%, 12/15/44 ... 100 100,094
Cali, Series 2024-SUN, Class A, (1-mo.
CME Term SOFR at 1.89% Floor +
1.89%), 5.50%, 07/15/41
(a) (b)
.... 100 100,187
CEDR Commercial Mortgage Trust,
Series 2022-SNAI, Class A, (1-mo.
CME Term SOFR at 0.99% Floor +
0.99%), 4.61%, 02/15/39
(a) (b)
.... 100 99,398
CENT, Series 2025-CITY, Class A,
5.09%, 07/10/40
(a) (b)
.......... 100 99,824
Citigroup Commercial Mortgage Trust,
Series 2020-420K, Class A, 2.46%,
11/10/42
(a)
................ 100 89,675
Commercial Mortgage Trust
(a)
Series 2024-CBM, Class A2, 5.87%,
12/10/41
(b)
.............. 200 199,438
Series 2025-167G, Class A, 5.50%,
08/10/40 ............... 47 46,105
Series 2025-167G, Class E, 8.47%,
08/10/40
(b)
.............. 20 19,703
CONE Trust, Series 2024-DFW1,
Class A, (1-mo. CME Term SOFR
at 1.64% Floor + 1.64%), 5.27%,
08/15/41
(a) (b)
............... 185 184,248
CRSNT Trust, Series 2026-MOON,
Class A, (1-mo. CME Term SOFR
at 1.35% Floor + 1.40%), 5.03%,
02/15/43
(a) (b)
............... 100 100,041
CVLR Trust, Series 2026-R3LX,
Class A, (1-mo. CME Term SOFR
at 1.55% Floor + 1.55%), 5.15%,
06/15/43
(a) (b)
............... 53 53,000
DC Trust, Series 2024-HLTN, Class D,
7.98%, 04/13/40
(a) (b)
.......... 100 98,903
DK Trust, Series 2024-SPBX, Class D,
(1-mo. CME Term SOFR at 1.50%
Floor + 2.75%), 6.38%, 03/15/34
(a) (b)
100 100,094
Fontainebleau Miami Beach Mortgage
Trust, Series 2024-FBLU, Class A,
(1-mo. CME Term SOFR at 1.45%
Floor + 1.45%), 5.08%, 12/15/39
(a) (b)
140 140,219
FS ORL
(a)(b)
Series 2026-ORL, Class A, (1-mo.
CME Term SOFR at 1.35% Floor
+ 1.35%), 4.98%, 02/15/41 ... 100 100,125
Series 2026-ORL, Class E, (1-mo.
CME Term SOFR at 3.25% Floor
+ 3.25%), 6.88%, 02/15/41 ... 100 100,122
GS Mortgage Securities Corp. Trust
(a)(b)
Series 2024-RVR, Class D, 6.67%,
08/10/41 ............... 40 39,606
Series 2025-800D, Class A, (1-mo.
CME Term SOFR at 2.65% Floor
+ 2.65%), 6.29%, 11/25/41 ... 100 99,689
GSAT Trust, Series 2025-BMF, Class A,
(1-mo. CME Term SOFR at 1.50%
Floor + 1.50%), 5.13%, 07/15/40
(a) (b)
100 100,024
Security
Par (000)
Par (000) Value
United States (continued)
Harvest Commercial Capital Loan
Trust, Series 2024-1, Class A,
6.16%, 10/25/56
(a)
........... USD 76 $ 77,169
HIH Trust, Series 2024-61P, Class A,
(1-mo. CME Term SOFR at 1.84%
Floor + 1.84%), 5.47%, 10/15/41
(a) (b)
84 84,363
HILT Commercial Mortgage Trust,
Series 2024-ORL, Class A, (1-mo.
CME Term SOFR at 1.54% Floor +
1.54%), 5.17%, 05/15/37
(a) (b)
.... 140 140,088
Hudson Yards Mortgage Trust
(a)
Series 2019-30HY, Class A, 3.23%,
07/10/39 ............... 100 94,905
Series 2019-55HY, Class A, 3.04%,
12/10/41
(b)
.............. 100 93,464
INV Mortgage Trust, Series 2024-IND,
Class A, (1-mo. CME Term SOFR
at 1.74% Floor + 1.74%), 5.37%,
11/15/41
(a) (b)
............... 80 79,300
JW Trust, Series 2024-BERY, Class A,
(1-mo. CME Term SOFR at 1.59%
Floor + 1.59%), 5.22%, 11/15/39
(a) (b)
140 140,219
LEX Trust
(a)(b)
Series 2026-450, Class A, (1-mo.
CME Term SOFR at 1.35% Floor
+ 1.35%), 4.98%, 03/15/43 ... 55 55,086
Series 2026-450, Class E, (1-mo.
CME Term SOFR at 3.70% Floor
+ 3.70%), 7.33%, 03/15/43 ... 100 99,067
LoanCore 2025 Issuer LLC, Series
2025-CRE8, Class A, (1-mo. CME
Term SOFR at 1.39% Floor +
1.39%), 5.02%, 08/17/42
(a) (b)
.... 105 105,131
LQR Trust
(a)(b)
Series 2025-CALI, Class A, (1-mo.
CME Term SOFR at 1.60% Floor
+ 1.60%), 5.23%, 01/15/43 ... 125 124,844
Series 2025-CALI, Class E, (1-mo.
CME Term SOFR at 3.95% Floor
+ 3.95%), 7.58%, 01/15/43 ... 100 99,999
MAIN Trust
(a)(b)
Series 2026-OLAS, Class A, (1-mo.
CME Term SOFR at 1.70% Floor
+ 1.70%), 5.33%, 01/15/41 ... 100 99,999
Series 2026-OLAS, Class E, (1-mo.
CME Term SOFR at 4.25% Floor
+ 4.25%), 7.88%, 01/15/41 ... 100 99,999
Series 2026-OLAS, Class F, (1-mo.
CME Term SOFR at 5.25% Floor
+ 5.25%), 8.88%, 01/15/41 ... 100 99,999
Manhattan West Mortgage Trust,
Series 2026-2MW, Class A, 5.50%,
06/10/48
(a) (b)
............... 100 100,713
MCR Mortgage Trust
(a)
Series 2024-HTL, Class A, (1-mo.
CME Term SOFR at 1.76% Floor
+ 1.76%), 5.38%, 02/15/37
(b)
.. 81 80,621
Series 2024-TWA, Class A, 5.92%,
06/12/39 ............... 100 100,310
MHP Commercial Mortgage Trust,
Series 2021-STOR, Class A, (1-mo.
CME Term SOFR at 0.70% Floor +
0.81%), 4.44%, 07/15/38
(a) (b)
.... 125 124,922
MIC Trust (The), Series 2023-MIC,
Class A, 8.73%, 12/05/38
(a) (b)
.... 180 189,676

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BATS: High Income Taxable Series

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
MIRA Trust, Series 2023-MILE, Class
A, 6.75%, 06/10/38
(a)
......... USD 100 $ 101,996
MLTI Trust
(a)(b)
Series 2026-MLTI, Class A10, (1-
mo. CME Term SOFR at 1.40%
Floor + 1.40%), 5.02%, 06/15/31 100 100,000
Series 2026-SF75, Class A, (1-mo.
CME Term SOFR at 1.40% Floor
+ 1.40%), 5.03%, 03/15/36 ... 55 55,034
NYC Commercial Mortgage Trust,
Series 2025-300P, Class E, 7.39%,
07/13/42
(a) (b)
............... 30 30,253
NYC Trust, Series 2024-3ELV, Class A,
(1-mo. CME Term SOFR at 1.99%
Floor + 1.99%), 5.62%, 08/15/29
(a) (b)
100 100,031
PENN Commercial Mortgage Trust
(a)(b)
Series 2025-P11, Class A, 5.52%,
08/10/42 ............... 46 46,457
Series 2025-P11, Class C, 6.72%,
08/10/42 ............... 200 206,254
SCG Mortgage Trust, Series 2024-
MSP, Class A, (1-mo. CME Term
SOFR at 1.74% Floor + 1.74%),
5.37%, 04/15/41
(a) (b)
.......... 100 100,250
SDAL Trust, Series 2025-DAL, Class A,
(1-mo. CME Term SOFR at 2.44%
Floor + 2.44%), 6.07%, 04/15/42
(a) (b)
145 145,128
SHR Trust, Series 2024-LXRY, Class A,
(1-mo. CME Term SOFR at 1.95%
Floor + 1.95%), 5.58%, 10/15/41
(a) (b)
100 100,125
SLG Commercial Mortgage Trust,
Series 2026-PAT, Class A, 4.93%,
02/15/39
(a) (b)
............... 100 98,796
SLG Office Trust, Series 2026-OMA,
Class A, 5.13%, 04/15/41
(a) (b)
.... 250 249,640
UBS Commercial Mortgage Trust,
Series 2019-C17, Class C, 3.76%,
10/15/52
(b)
................ 160 143,265
UNIV Trust, Series 2025-APTS, Class
A, (1-mo. CME Term SOFR at
1.65% Floor + 1.65%), 5.28%,
11/15/42
(a) (b)
............... 100 99,715
VCC Trust, Series 2025-MC1, Class
A1, 8.16%, 05/25/55
(a) (d)
....... 65 64,994
VEGAS Trust, Series 2024-TI, Class A,
5.52%, 11/10/39
(a)
........... 28 27,964
Velocity Commercial Capital Loan
Trust
(a)(b)
Series 2022-3, Class A, 5.22%,
06/25/52 ............... 59 57,914
Series 2022-3, Class M4, 6.49%,
06/25/52 ............... 179 168,179
Series 2026-2, Class M2, 6.18%,
05/25/56 ............... 99 98,788
Series 2026-2, Class M3, 6.67%,
05/25/56 ............... 99 98,900
Series 2026-2, Class M4, 9.16%,
05/25/56 ............... 99 98,851
8,797,258
Total Non-Agency Mortgage-Backed Securities — 17.8%
(Cost: $ 18,400,042 ) .............................. 18,402,116
Security
Par (000)
Par (000) Value
Preferred Securities
Capital Trusts — 3 .3%
Denmark — 0.1%
Orsted A/S , (5-Year U.K. Government
Bonds Note Generic Bid Yield +
2.14%), 2.50% , 02/18/3021
(b) (c)
... GBP 100 $ 104,917
Finland — 0.1%
Stora Enso OYJ , (5-Year EURIBOR
ICE Swap Rate + 2.84%), 5.63%
(b) (c)
(g)
...................... EUR 100 116,472
France — 0.1%
Electricite de France SA , (5-Year
EURIBOR ICE Swap Rate + 2.07%),
4.38%
(b) (c) (g)
................ 100 113,618
Germany — 0.6%
(b)(c)(g)
Aroundtown Finance SARL
(5-Year EURIBOR ICE Swap Rate +
3.04%), 5.13% ........... 200 215,716
(5-Year EURIBOR ICE Swap Rate +
3.43%), 5.25% ........... 100 109,995
Volkswagen International Finance NV ,
(EUAMDB08 + 3.49%), 5.99% ... 200 235,045
Wintershall Dea Finance 2 BV , (5-Year
EURIBOR ICE Swap Rate + 3.94%),
6.12% ................... 100 118,404
679,160
Italy — 0.1%
Prysmian SpA , (5-Year EURIBOR ICE
Swap Rate + 3.01%), 5.25%
(b) (c) (g)
. 100 118,342
Portugal — 0.1%
EDP SA , (5-Year EURIBOR ICE Swap
Rate + 1.92%), 4.38% , 12/02/55
(b) (c)
100 112,943
Spain — 0.4%
(b)(g)
Banco Bilbao Vizcaya Argentaria SA ,
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.25%), 7.75% ............. USD 200 210,575
Telefonica Emisiones SA , (5-Year
EURIBOR ICE Swap Rate + 1.84%),
4.38%
(c)
.................. EUR 100 113,553
Telefonica Europe BV , (7-Year EUR
Swap Annual + 3.35%), 6.14%
(c)
.. 100 121,485
445,613
United Kingdom — 0.6%
(b)
British Telecommunications Ltd. ,
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.82%),
8.38% , 12/20/83
(c)
........... GBP 100 140,056
Centrica plc , (5-Year U.K. Government
Bonds Note Generic Bid Yield +
2.51%), 6.50% , 05/21/55
(c)
..... 100 135,787
NatWest Group plc , (5-Year U.K.
Government Bonds Note Generic
Bid Yield + 3.29%), 7.50%
(g)
..... 200 273,010
Vodafone Group plc , (5-Year US
Treasury Yield Curve Rate T
Note Constant Maturity + 2.77%),
4.13% , 06/04/81 ............ USD 5 4,652
553,505

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BATS: High Income Taxable Series

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States — 1.2%
(b)
AES Corp. (The) , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 3.20%), 7.60% , 01/15/55 USD 100 $ 102,388
BP Capital Markets plc , (5-Year U.K.
Government Bonds Note Generic
Bid Yield + 3.89%), 4.25%
(c) (g)
... GBP 100 131,642
CVS Health Corp. , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 2.89%), 7.00% , 03/10/55 USD 100 103,820
Energy Transfer LP , (5-Year US
Treasury Yield Curve Rate T
Note Constant Maturity + 2.68%),
6.50% , 02/15/56 ............ 100 100,836
NextEra Energy Capital Holdings, Inc.
(5-Year EURIBOR ICE Swap Rate +
1.59%), 4.00% , 05/15/56 .... EUR 100 112,783
(5-Year EURIBOR ICE Swap Rate +
2.24%), 4.75% , 02/26/56 .... 100 113,008
PG&E Corp. , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 3.88%), 7.38% , 03/15/55 USD 100 101,898
Stellantis NV
(c)(g)
(5-Year EURIBOR ICE Swap Rate +
3.77%), 6.25% ........... EUR 100 112,017
(5-Year EURIBOR ICE Swap Rate +
4.24%), 6.88% ........... 100 111,524
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 4.08%),
8.25% ................. GBP 100 129,502
1,119,418
Total Capital Trusts — 3.3%
(Cost: $ 3,340,261 ) .............................. 3,363,988
Shares
Shares
Preferred Stocks — 0.0%
United States — 0.0%
(i)
Alphabet, Inc. , Series A , 6.25% .... 150 7,634
Alphabet, Inc. , Series B , 6.25% .... 150 7,545
15,179
Total Preferred Stocks — 0.0%
(Cost: $ 15,000 ) ................................ 15,179
Total Preferred Securities — 3.3%
(Cost: $ 3,355,261 ) .............................. 3,379,167
Par (000)
Pa r (000)
U.S. Government Sponsored Agency Securities
Agency Obligations — 0.1%
Tennessee Valley Authority ,
5.25% , 02/01/55 ............ USD 60 58,919
Collateralized Mortgage Obligations — 2.5%
(b)
Federal Home Loan Mortgage Corp.
Variable Rate Notes
Class FH , (30-day Average
SOFR at 1.50%
Floor/6.50% Cap + 1.50%),
5.13% , 06/25/55 ........ 22 22,519
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 413 , Class F26 , (30-day
Average SOFR at 1.20%
Floor/7.00% Cap + 1.20%),
4.83% , 05/25/54 ........ USD 57 $ 58,085
Series 5386 , Class FD , (30-day
Average SOFR at 1.25%
Floor/7.00% Cap + 1.25%),
4.88% , 03/25/54 ........ 15 15,600
Series 5448 , Class CF , (30-day
Average SOFR at 1.00%
Floor/7.00% Cap + 1.00%),
4.63% , 09/25/54 ........ 102 103,030
Series 5458 , Class DF , (30-day
Average SOFR at 1.10%
Floor/6.50% Cap + 1.10%),
4.73% , 10/25/54 ........ 179 179,688
Series 5458 , Class FB , (30-day
Average SOFR at 1.15%
Floor/6.50% Cap + 1.15%),
4.78% , 10/25/54 ........ 94 93,982
Series 5470 , Class AF , (30-day
Average SOFR at 1.10%
Floor/6.50% Cap + 1.10%),
4.73% , 11/25/54 ........ 145 145,573
Series 5471 , Class FM , (30-day
Average SOFR at 1.40%
Floor/6.50% Cap + 1.40%),
5.03% , 11/25/54 ........ 150 151,348
Series 5478 , Class FD , (30-day
Average SOFR at 1.40%
Floor/6.50% Cap + 1.40%),
5.03% , 02/25/54 ........ 19 19,273
Series 5478 , Class FH , (30-day
Average SOFR at 1.45%
Floor/6.50% Cap + 1.45%),
5.08% , 04/25/54 ........ 47 47,175
Series 5480 , Class FA , (30-day
Average SOFR at 1.45%
Floor/6.50% Cap + 1.45%),
5.08% , 03/25/54 ........ 47 46,860
Series 5482 , Class FB , (30-day
Average SOFR at 1.50%
Floor/6.50% Cap + 1.50%),
5.13% , 12/25/54 ........ 35 35,884
Series 5500 , Class DF , (30-day
Average SOFR at 1.35%
Floor/6.50% Cap + 1.35%),
4.98% , 10/25/54 ........ 26 26,049
Series 5502 , Class EF , (30-day
Average SOFR at 1.40%
Floor/6.50% Cap + 1.40%),
5.03% , 02/25/55 ........ 15 15,420
Series 5505 , Class FB , (30-day
Average SOFR at 1.50%
Floor/6.50% Cap + 1.50%),
5.13% , 02/25/55 ........ 41 41,981
Series 5505 , Class JF , (30-day
Average SOFR at 1.45%
Floor/6.50% Cap + 1.45%),
5.08% , 02/25/55 ........ 106 107,480
Series 5508 , Class FE , (30-day
Average SOFR at 1.60%
Floor/6.50% Cap + 1.60%),
5.23% , 02/25/55 ........ 25 25,357

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BATS: High Income Taxable Series

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 5511 , Class QF , (30-day
Average SOFR at 1.35%
Floor/6.50% Cap + 1.35%),
4.98% , 03/25/55 ........ USD 168 $ 169,823
Series 5563 , Class FA , (30-day
Average SOFR at 1.35%
Floor/6.50% Cap + 1.35%),
4.98% , 08/25/55 ........ 16 15,950
Series 5574 , Class FB , (30-day
Average SOFR at 1.35%
Floor/6.50% Cap + 1.35%),
4.98% , 09/25/55 ........ 24 24,724
Federal National Mortgage Association
Variable Rate Notes
Series 2023-35 , Class FC , (30-
day Average SOFR at 1.10%
Floor/7.00% Cap + 1.10%),
4.73% , 08/25/53 ........ 40 40,348
Series 2023-68 , Class FB , (30-
day Average SOFR at 1.05%
Floor/7.00% Cap + 1.05%),
4.68% , 01/25/54 ........ 39 39,594
Series 2024-38 , Class FE , (30-
day Average SOFR at 1.05%
Floor/7.00% Cap + 1.05%),
4.68% , 06/25/54 ........ 87 87,926
Series 2024-63 , Class FH , (30-
day Average SOFR at 1.10%
Floor/7.00% Cap + 1.10%),
4.73% , 09/25/54 ........ 27 27,429
Series 2024-75 , Class FC , (30-
day Average SOFR at 0.95%
Floor/7.00% Cap + 0.95%),
4.58% , 10/25/54 ........ 123 123,465
Series 2024-88 , Class FC , (30-
day Average SOFR at 1.40%
Floor/6.50% Cap + 1.40%),
5.03% , 12/25/54 ........ 24 24,532
Series 2024-91 , Class FA , (30-
day Average SOFR at 1.20%
Floor/7.00% Cap + 1.20%),
4.83% , 12/25/54 ........ 78 78,817
Series 2024-94 , Class FB , (30-
day Average SOFR at 1.42%
Floor/6.50% Cap + 1.42%),
5.05% , 12/25/54 ........ 18 17,920
Series 2024-96 , Class FA , (30-
day Average SOFR at 1.40%
Floor/6.50% Cap + 1.40%),
5.03% , 12/25/54 ........ 29 29,728
Series 2025-13 , Class FB , (30-
day Average SOFR at 1.30%
Floor/6.50% Cap + 1.30%),
4.93% , 03/25/55 ........ 228 230,125
Series 2025-2 , Class FG , (30-day
Average SOFR at 1.45%
Floor/6.50% Cap + 1.45%),
5.08% , 02/25/55 ........ 43 43,221
Series 2025-21 , Class FB , (30-
day Average SOFR at 1.30%
Floor/6.50% Cap + 1.30%),
4.93% , 07/25/53 ........ 41 41,227
Series 2025-31 , Class FA , (30-
day Average SOFR at 1.30%
Floor/6.50% Cap + 1.30%),
4.93% , 06/25/54 ........ 141 142,143
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2025-32 , Class FA , (30-
day Average SOFR at 1.25%
Floor/6.50% Cap + 1.25%),
4.88% , 05/25/55 ........ USD 122 $ 122,374
Series 2025-35 , Class FJ , (30-
day Average SOFR at 1.60%
Floor/6.50% Cap + 1.60%),
5.23% , 05/25/55 ........ 54 54,628
Series 2025-63 , Class DF , (30-
day Average SOFR at 1.40%
Floor/6.50% Cap + 1.40%),
5.03% , 08/25/55 ........ 9 9,353
Series 2025-9 , Class FG , (30-day
Average SOFR at 1.35%
Floor/6.50% Cap + 1.35%),
4.98% , 03/25/55 ........ 13 12,866
Government National Mortgage
Association Variable Rate Notes
Series 2024-125 , Class HF , (30-
day Average SOFR at 1.00%
Floor/7.00% Cap + 1.00%),
4.61% , 08/20/54 ........ 70 70,295
Series 2024-51 , Class TF , (30-
day Average SOFR at 1.00%
Floor/7.00% Cap + 1.00%),
4.61% , 03/20/54 ........ 17 17,048
Series 2024-96 , Class FL , (30-
day Average SOFR at 1.15%
Floor/6.50% Cap + 1.15%),
4.76% , 06/20/54 ........ 32 32,127
2,590,967
Mortgage-Backed Securities — 12.4%
Uniform Mortgage-Backed Securities
(m)
2.50% , 07/25/56 .......... 2,325 1,942,336
3.00% , 07/25/56 .......... 258 224,904
3.50% , 07/25/56 - 08/25/56 ... 6,552 5,942,734
4.00% , 07/25/56 .......... 1,568 1,465,669
4.50% , 07/25/56 .......... 366 350,588
5.50% , 07/25/56 .......... 498 499,591
6.00% , 07/25/56 .......... 2,403 2,456,235
12,882,057
Total U.S. Government Sponsored Agency Securities
—
15 .0%
(Cost: $ 15,435,183 ) .............................. 15,531,943
Total Long-Term Investments — 97 .5%
(Cost: $ 101,175,167 ) ............................. 101,027,552
Short-Term Securities
Foreign Government Obligations — 0.3%
Brazil — 0.3%
Letras do Tesouro Nacional Treasury
Bills
(n)
13.79% , 10/01/26 ........... BRL 1 266,963
12.31% , 04/01/27 ........... —
(k)
74,973
341,936
Total Foreign Government Obligations — 0.3%
(Cost: $ 337,667 ) ................................ 341,936

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BATS: High Income Taxable Series

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Money Market Funds — 12.0%
Dreyfus Treasury Securities Cash
Management , 3.53%
(o)
........ 12,485,865 $ 12,485,865
Total Money Market Funds — 12 .0%
(Cost: $ 12,485,865 ) .............................. 12,485,865
Total Short-Term Securities — 12.3%
(Cost: $ 12,823,532 ) .............................. 12,827,801
Total Options Purchased — 0.0%
(Cost: $ 28,068 ) ................................ 17,660
Total Investments Before Options Written and TBA Sale
Commitments — 109.8%
(Cost: $ 114,026,767 ) ............................. 113,873,013
Total Options Written — (0.0) %
(Premiums Received — $ (58,902) ) ................... (54,916)
Par (000)
Pa r (000)
TBA Sale Commitments
Uniform Mortgage-Backed Securities ,
3.50% , 07/25/56
(m)
........... USD (690) (625,960)
Total TBA Sale Commitments — ( 0 .6 ) %
(Proceeds: $ (626,490) ) ........................... (625,960)
Total Investments Net of Options Written and TBA Sale
Commitments — 109 .2%
(Cost: $ 113,341,375 ) ............................. 113,192,137
Liabilities in Excess of Other Assets — (9.2) % ............ (9,521,816)
Net Assets — 100.0% .............................. $ 103,670,321
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Non-income producing security.
(f)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)
Perpetual security with no stated maturity date.
(h)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)
Convertible security.
(j)
Zero-coupon bond.
(k)
Rounds to less than 1,000.
(l)
Issuer filed for bankruptcy and/or is in default.
(m)
Represents or includes a TBA transaction.
(n)
Rates are discount rates or a range of discount rates as of period end.
(o)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BATS: High Income Taxable Series

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-BTP ............................................................... 3 09/08/26 $ 409 $ 4,592
Euro-OAT ............................................................... 2 09/08/26 274 2,792
Euro-Schatz ............................................................. 36 09/08/26 4,359 11,554
Short Euro-BTP ........................................................... 3 09/08/26 367 1,430
U.S. Treasury Long Bond ..................................................... 4 09/21/26 452 6,150
U.S. Treasury Ultra Bond ..................................................... 4 09/21/26 462 (2,653)
Long Gilt ................................................................ 1 09/28/26 118 2,081
U.S. Treasury 2-Year Note .................................................... 83 09/30/26 17,105 (2,947)
3-mo. SOFR ............................................................. 5 03/14/28 1,201 (7,495)
3-mo. SOFR ............................................................. 5 03/20/29 1,203 (3,307)
12,197
Short Contracts
Euro-Bobl ............................................................... 7 09/08/26 923 (6,249)
Euro-Bund .............................................................. 7 09/08/26 1,018 (9,643)
Euro-Buxl ............................................................... 2 09/08/26 254 (4,756)
U.S. Treasury 10-Year Note ................................................... 44 09/21/26 4,829 (9,933)
U.S. Treasury 10-Year Ultra Note ............................................... 9 09/21/26 1,011 (5,291)
U.S. Treasury 5-Year Note .................................................... 39 09/30/26 4,172 604
(35,268)
$ (23,071)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
COP 52,898,400 USD 14,400 Morgan Stanley & Co. International plc 07/01/26 $ 1,075
BRL 2,471,717 USD 478,651 Barclays Bank plc 07/02/26 149
BRL 89,082 USD 17,100 BNP Paribas SA 07/02/26 156
USD 486,064 BRL 2,466,531 Goldman Sachs International 07/02/26 8,268
INR 2,770,950 USD 29,000 Citibank NA 07/06/26 270
COP 242,752,660 USD 65,322 Citibank NA 07/17/26 5,440
COP 242,462,500 USD 70,000 Barclays Bank plc 07/24/26 558
EUR 7,900 HUF 2,793,936 Bank of America NA 07/24/26 71
EUR 36,000 USD 40,945 Barclays Bank plc 07/24/26 228
EUR 71,000 USD 80,966 BNP Paribas SA 07/24/26 235
MYR 1,779,335 USD 432,318 Barclays Bank plc 07/24/26 3,604
USD 49,956 AUD 72,000 Morgan Stanley & Co. International plc 07/24/26 128
USD 107,000 CAD 151,267 Barclays Bank plc 07/24/26 232
USD 51,000 CLP 46,805,250 Citibank NA 07/24/26 213
USD 12,867 COP 44,123,516 Citibank NA 07/24/26 27
USD 189,854 EUR 166,000 Deutsche Bank AG 07/24/26 3
USD 62,000 JPY 10,002,848 BNP Paribas SA 07/24/26 367
USD 256,672 MXN 4,460,200 HSBC Bank plc 07/24/26 2,108
USD 58,000 PLN 216,970 BNP Paribas SA 07/24/26 325
ZAR 820,825 USD 50,000 Citibank NA 07/24/26 15
ZAR 6,330,418 USD 384,631 HSBC Bank plc 07/24/26 1,096
EGP 2,981,706 USD 55,900 Citibank NA 07/27/26 3,987
NGN 67,943,219 USD 45,485 Citibank NA 07/28/26 3,060
BRL 385,795 USD 74,063 Goldman Sachs International 08/04/26 61
USD 475,414 BRL 2,474,040 Barclays Bank plc 08/04/26 70
USD 34,180 BRL 175,221 JPMorgan Chase Bank NA 08/04/26 514
MXN 368,500 USD 20,080 Goldman Sachs International 08/18/26 907
MXN 430,700 USD 23,327 HSBC Bank plc 08/18/26 1,203
MXN 3,661,000 USD 194,418 Morgan Stanley & Co. International plc 08/18/26 14,090
PLN 34,567 USD 9,184 Goldman Sachs International 08/24/26 5

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BATS: High Income Taxable Series

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
TRY 840,807 USD 17,194 BNP Paribas SA 08/24/26 $ 72
TRY 418,557 USD 8,554 Morgan Stanley & Co. International plc 08/24/26 41
USD 10,454 CZK 217,566 Deutsche Bank AG 08/24/26 207
USD 84,534 HUF 25,594,239 Bank of America NA 08/24/26 2,516
USD 251,882 IDR 4,472,669,266 Barclays Bank plc 08/24/26 3,229
USD 572,991 MXN 9,902,151 UBS AG 08/24/26 9,307
USD 94,046 PEN 318,741 Citibank NA 08/24/26 994
USD 235,460 PHP 14,219,446 Barclays Bank plc 08/24/26 4,690
USD 375,794 PLN 1,375,176 HSBC Bank plc 08/24/26 10,250
USD 7,308 RON 33,604 HSBC Bank plc 08/24/26 1
USD 535,501 ZAR 8,700,812 Bank of America NA 08/24/26 6,697
USD 25,827 CLP 23,120,000 Goldman Sachs International 09/02/26 726
USD 31,166 CLP 27,749,000 HSBC Bank plc 09/02/26 1,041
USD 10,936 CLP 9,710,842 Morgan Stanley & Co. International plc 09/02/26 393
USD 137,789 BRL 710,568 Deutsche Bank AG 09/09/26 2,453
USD 92,061 CZK 1,913,973 Morgan Stanley & Co. International plc 09/09/26 1,902
USD 92,061 PLN 335,155 Citibank NA 09/09/26 2,971
USD 72,711 THB 2,373,588 Citibank NA 09/09/26 844
BRL 5,686,765 USD 1,074,780 Goldman Sachs International 09/16/26 6,568
BRL 819,624 USD 154,662 HSBC Bank plc 09/16/26 1,191
COP 154,235,391 USD 42,502 Citibank NA 09/16/26 1,801
USD 36,817 CHF 29,000 JPMorgan Chase Bank NA 09/16/26 617
USD 99,869 EUR 86,000 BNP Paribas SA 09/16/26 1,286
USD 920,981 EUR 795,000 Deutsche Bank AG 09/16/26 9,663
USD 25,844,285 EUR 22,080,287 HSBC Bank plc 09/16/26 533,399
USD 3,329,726 GBP 2,481,000 Deutsche Bank AG 09/16/26 38,814
USD 370,088 IDR 6,659,363,472 Citibank NA 09/16/26 507
USD 52,466 JPY 8,341,000 Barclays Bank plc 09/16/26 845
ZAR 2,513,521 USD 151,174 Barclays Bank plc 09/16/26 1,311
ZAR 1,918,341 USD 115,188 Citibank NA 09/16/26 1,190
EGP 1,987,743 USD 38,072 Citibank NA 09/17/26 1,011
USD 39,016 CLP 34,555,958 Citibank NA 10/09/26 1,491
USD 57,055 CLP 50,710,920 Morgan Stanley & Co. International plc 10/09/26 1,987
698,480
USD 14,400 COP 52,898,400 Bank of America NA 07/01/26 (1,075)
BRL 810,864 USD 159,792 Goldman Sachs International 07/02/26 (2,718)
USD 136,892 BRL 706,899 Barclays Bank plc 07/02/26 (43)
USD 40,000 BRL 208,660 Citibank NA 07/02/26 (420)
USD 56,907 COP 217,455,923 JPMorgan Chase Bank NA 07/07/26 (6,634)
INR 1,299,947 USD 13,794 Barclays Bank plc 07/13/26 (68)
INR 2,376,926 USD 25,206 Goldman Sachs International 07/13/26 (108)
ARS 18,876,825 USD 13,150 Citibank NA 07/22/26 (778)
AUD 105,445 USD 73,784 HSBC Bank plc 07/24/26 (810)
CLP 145,177,195 USD 161,500 HSBC Bank plc 07/24/26 (3,973)
CNY 1,845,112 USD 272,691 Bank of America NA 07/24/26 (572)
CZK 2,201,006 USD 103,982 Deutsche Bank AG 07/24/26 (348)
EUR 100,117 USD 114,608 Goldman Sachs International 07/24/26 (106)
HUF 62,778,739 USD 203,180 Citibank NA 07/24/26 (1,764)
INR 23,097,196 USD 244,355 BNP Paribas SA 07/24/26 (685)
KRW 77,950,327 USD 50,600 Citibank NA 07/24/26 (197)
MXN 717,274 USD 41,000 Citibank NA 07/24/26 (62)
MXN 4,106,136 USD 236,300 UBS AG 07/24/26 (1,944)
PEN 139,892 USD 41,000 Deutsche Bank AG 07/24/26 (105)
PHP 1,880,987 USD 31,000 BNP Paribas SA 07/24/26 (408)
PHP 2,430,000 USD 40,000 Citibank NA 07/24/26 (479)
PLN 742,859 USD 198,508 HSBC Bank plc 07/24/26 (1,041)
RON 236,258 USD 51,483 Deutsche Bank AG 07/24/26 (25)
THB 10,818,497 USD 330,696 HSBC Bank plc 07/24/26 (4,424)
USD 18,566 COP 64,553,982 Citibank NA 07/24/26 (220)
USD 235,415 EUR 206,000 Morgan Stanley & Co. International plc 07/24/26 (183)
USD 1,324 GBP 1,000 BNP Paribas SA 07/24/26 (2)
USD 31,000 THB 1,036,950 Barclays Bank plc 07/24/26 (273)

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BATS: High Income Taxable Series

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 57,000 THB 1,907,790 Citibank NA 07/24/26 $ (536)
BRL 712,382 USD 136,892 Barclays Bank plc 08/04/26 (20)
PEN 444,990 USD 130,000 Citibank NA 08/12/26 (19)
PHP 1,614,214 USD 26,524 Bank of America NA 08/24/26 (327)
PHP 4,368,183 USD 71,524 Deutsche Bank AG 08/24/26 (633)
USD 172,843 COP 601,077,494 Citibank NA 08/24/26 (781)
USD 31,882 COP 111,002,849 JPMorgan Chase Bank NA 08/24/26 (182)
USD 9,994 CZK 213,203 Citibank NA 08/24/26 (47)
USD 15,683 CZK 334,088 Deutsche Bank AG 08/24/26 (52)
USD 7,570 CZK 161,016 UBS AG 08/24/26 (14)
USD 19,151 HUF 6,007,035 UBS AG 08/24/26 (99)
USD 28,253 RON 130,259 Deutsche Bank AG 08/24/26 (70)
USD 21,906 RON 100,957 Standard Chartered Bank 08/24/26 (46)
USD 13,921 UYU 563,101 HSBC Bank plc 08/24/26 (88)
USD 2,960 PHP 183,000 Bank of America NA 09/01/26 (9)
USD 7,235 PHP 448,689 Citibank NA 09/01/26 (45)
USD 45,320 PHP 2,806,811 Deutsche Bank AG 09/01/26 (219)
USD 119,498 IDR 2,163,332,043 Deutsche Bank AG 09/09/26 (625)
USD 45,727 PEN 156,969 Morgan Stanley & Co. International plc 09/09/26 (66)
IDR 1,442,174,154 USD 80,148 Citibank NA 09/16/26 (110)
PLN 627,983 USD 170,288 Goldman Sachs International 09/16/26 (3,359)
USD 77,331 BRL 410,175 Bank of America NA 09/16/26 (665)
USD 321,614 BRL 1,703,813 Deutsche Bank AG 09/16/26 (2,369)
USD 134,000 BRL 706,314 Morgan Stanley & Co. International plc 09/16/26 (307)
USD 1,058,212 EUR 926,000 Deutsche Bank AG 09/16/26 (3,272)
USD 49,528 INR 4,762,513 Morgan Stanley & Co. International plc 09/16/26 (482)
IDR 5,708,535,956 USD 317,476 HSBC Bank plc 09/17/26 (687)
MXN 67,234 USD 3,831 Citibank NA 09/17/26 (11)
MXN 1,043,851 USD 59,526 HSBC Bank plc 09/17/26 (220)
MXN 9,489,080 USD 540,889 UBS AG 09/17/26 (1,773)
USD 70,426 BRL 386,569 Goldman Sachs International 04/02/27 (38)
(46,636)
$ 651,844
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
EUR Currency ................ One-Touch
Goldman Sachs
International 07/14/26 USD 1.18 USD 1.18 EUR 9 $ 38
Put
USD Currency ................ One-Touch
Goldman Sachs
International 07/03/26 ZAR 15.75 ZAR 15.75 USD 5 —
USD Currency ................ One-Touch Bank of America NA 07/09/26 CNH 6.65 CNH 6.65 USD 5 4
USD Currency ................ One-Touch
Morgan Stanley & Co.
International plc 07/10/26 INR 93.50 INR 93.50 USD 5 421
AUD Currency ................ One-Touch
Morgan Stanley & Co.
International plc 07/13/26 USD 0.68 USD 0.68 AUD 10 370
AUD Currency ................ One-Touch Deutsche Bank AG 07/16/26 USD 0.68 USD 0.68 AUD 7 610
EUR Currency ................ One-Touch Citibank NA 07/20/26 USD 1.13 USD 1.13 EUR 6 669
EUR Currency ................ One-Touch Bank of America NA 07/23/26 PLN 4.17 PLN 4.17 EUR 5 10
USD Currency ................ One-Touch Bank of America NA 07/23/26 ZAR 16.00 ZAR 16.00 USD 8 1,341
USD Currency ................ One-Touch Standard Chartered Bank 07/29/26 INR 94.10 INR 94.10 USD 5 1,564
EUR Currency ................ One-Touch
Morgan Stanley & Co.
International plc 08/05/26 HUF 350.00 HUF 350.00 EUR 5 1,189
EUR Currency ................ One-Touch Barclays Bank plc 11/05/26 HUF 345.00 HUF 345.00 EUR 5 1,013

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BATS: High Income Taxable Series

OTC Barrier Options Purchased (continued)
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
EUR Currency ................ One-Touch JPMorgan Chase Bank NA 11/11/26 HUF 339.00 HUF 339.00 EUR 5 $ 420
7,611
$ 7,649
$ –
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ........................... HSBC Bank plc 07/02/26 THB 33.00 USD 95 $ 649
USD Currency ........................... Bank of America NA 07/06/26 ZAR 17.00 USD 38 10
USD Currency ........................... BNP Paribas SA 07/09/26 COP 3,900.00 USD 76 1
USD Currency ........................... Goldman Sachs International 07/09/26 COP 3,900.00 USD 78 1
USD Currency ........................... Morgan Stanley & Co. International plc 07/09/26 CLP 940.00 USD 60 168
USD Currency ........................... BNP Paribas SA 08/11/26 COP 4,150.00 USD 77 20
USD Currency ........................... Deutsche Bank AG 08/20/26 MXN 17.60 USD 90 1,089
1,938
Put
AUD Currency ........................... Goldman Sachs International 07/02/26 USD 0.71 AUD 79 1,397
USD Currency ........................... Deutsche Bank AG 07/06/26 ZAR 16.30 USD 76 244
EUR Currency ........................... Goldman Sachs International 07/08/26 USD 1.15 EUR 122 603
EUR Currency ........................... BNP Paribas SA 07/23/26 USD 1.13 EUR 107 201
USD Currency ........................... UBS AG 07/23/26 KRW 1,450.00 USD 98 13
EUR Currency ........................... Morgan Stanley & Co. International plc 07/30/26 USD 1.14 EUR 180 687
USD Currency ........................... Citibank NA 08/06/26 BRL 4.88 USD 157 40
3,185
$ 5,123
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
2-Year Interest Rate Swap
(a)
. 4.15% Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 08/27/26 4 .15 % USD 1,892 $ 3,114
2-Year Interest Rate Swap
(a)
. 2.90% Annual
6-mo.
EURIBOR Semi-Annual Deutsche Bank AG 08/28/26 2 .90 EUR 1,892 1,597
2-Year Interest Rate Swap
(a)
. 5.50% Annual 1-day SONIA Annual Deutsche Bank AG 11/09/26 5 .50 GBP 836 177
$ 4,888
(a)
Forward settling swaption.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
3-mo. SOFR ................................ 6 12/11/26 USD 96.06 USD 1,500 $ (3,712)

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BATS: High Income Taxable Series

OTC Currency Options Written
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ............................. HSBC Bank plc 07/02/26 THB 33.50 USD 48 $ (7)
USD Currency ............................. Deutsche Bank AG 07/06/26 ZAR 17.00 USD 38 (10)
USD Currency ............................. BNP Paribas SA 07/09/26 COP 3,900.00 USD 77 (1)
USD Currency ............................. Goldman Sachs International 07/30/26 TWD 31.95 USD 59 (265)
USD Currency ............................. BNP Paribas SA 08/06/26 COP 4,150.00 USD 38 (7)
USD Currency ............................. Morgan Stanley & Co. International plc 08/10/26 CLP 975.00 USD 60 (243)
USD Currency ............................. Goldman Sachs International 08/11/26 COP 4,150.00 USD 39 (10)
USD Currency ............................. Standard Chartered Bank 08/14/26 INR 95.00 USD 90 (590)
USD Currency ............................. Citibank NA 09/18/26 COP 3,500.00 USD 40 (923)
EUR Currency ............................. JPMorgan Chase Bank NA 11/11/26 HUF 380.00 EUR 41 (267)
–
(2,323)
–
Put
USD Currency ............................. BNP Paribas SA 08/06/26 ZAR 16.03 USD 157 (646)
USD Currency ............................. BNP Paribas SA 08/06/26 BRL 4.88 USD 157 (40)
USD Currency ............................. BNP Paribas SA 08/06/26 MXN 17.02 USD 157 (196)
USD Currency ............................. Goldman Sachs International 08/13/26 ZAR 15.98 USD 450 (1,847)
USD Currency ............................. Citibank NA 08/31/26 BRL 5.25 USD 52 (875)
–
(3,604)
–
$ (5,927)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.00% Annual Deutsche Bank AG 07/02/26 4 .00 % USD 4,000 $ (2,179)
5-Year Interest Rate Swap
(a)
. 1-day TIIEOIS Monthly 8.00% Monthly BNP Paribas SA 07/22/26 8 .00 MXN 1,104 (68)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.45% Annual
JPMorgan Chase
Bank NA 08/27/26 4 .45 USD 3,784 (1,934)
2-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 3.20% Annual Deutsche Bank AG 08/28/26 3 .20 EUR 3,784 (658)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.80% Annual Deutsche Bank AG 09/14/26 3 .80 USD 1,037 (5,785)
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.65% Annual
Morgan Stanley & Co.
International plc 10/09/26 4 .65 USD 508 (1,879)
2-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 3.31% Annual Deutsche Bank AG 10/15/26 3 .31 EUR 1,594 (572)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.85% Annual
Goldman Sachs
International 10/21/26 3 .85 USD 3,131 (17,134)
10-Year Interest Rate Swap
(a)
6-mo. EURIBOR Semi-Annual 3.52% Annual
Goldman Sachs
International 11/06/26 3 .52 EUR 1,168 (2,121)
2-Year Interest Rate Swap
(a)
. 1-day SONIA Annual 4.80% Annual Deutsche Bank AG 11/09/26 4 .80 GBP 836 (735)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.00% Annual
Morgan Stanley & Co.
International plc 12/08/27 4 .00 USD 1,369 (9,450)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.50% Annual Bank of America NA 12/16/27 4 .50 USD 696 (2,762)
$ (45,277)
(a)
Forward settling swaption.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iTraxx Europe Crossover Index Series 44.V1 . 5 .00 % Quarterly 12/20/30 EUR 348 $ (46,184) $ (32,278) $ (13,906)

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BATS: High Income Taxable Series

Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
45.V3 ........... 5 .00 % Quarterly 12/20/30 B+ USD 1,099 $ 90,799 $ 76,350 $ 14,449
iTraxx Europe Crossover
Index Series 45.V1 .. 5 .00 Quarterly 06/20/31 BB- EUR 1,059 134,168 130,180 3,988
Worldline SA ......... 5 .00 Quarterly 06/20/31 BB EUR 29 (5,220) (5,494) 274
$ 219,747 $ 201,036 $ 18,711
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day TIIEOIS Monthly 7.49% Monthly N/A 08/04/26 MXN 243 $ 21 $ — $ 21
6.91% Monthly 1-day TIIEOIS Monthly N/A 09/11/26 MXN 5,547 (264) — (264)
6.94% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/26 ZAR 1,963 14 — 14
7.06% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/26 ZAR 822 (8) — (8)
6.94% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/26 ZAR 405 3 3 —
6.86% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/26 ZAR 805 16 — 16
7.03% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/26 ZAR 1,741 (10) — (10)
4.43% At Termination 3-mo. WIBOR Quarterly N/A 09/17/26 PLN 84 (763) — (763)
4.46% At Termination 3-mo. WIBOR Quarterly N/A 09/17/26 PLN 360 (3,308) — (3,308)
4.21% At Termination 3-mo. WIBOR Quarterly N/A 09/17/26 PLN 406 (3,460) — (3,460)
4.22% At Termination 3-mo. WIBOR Quarterly N/A 09/17/26 PLN 167 (1,426) — (1,426)
4.31% At Termination 6-mo. WIBOR Semi-Annual N/A 09/17/26 PLN 170 (1,063) — (1,063)
5.24% Annual 6-mo. WIBOR Semi-Annual N/A 09/19/26 PLN 406 (3,536) — (3,536)
6.92% Quarterly 3-mo. JIBAR Quarterly N/A 09/23/26 ZAR 382 4 — 4
1-day TIIEOIS Monthly 7.62% Monthly N/A 11/18/26 MXN 394 110 — 110
1-day TIIEOIS Monthly 9.26% Monthly N/A 11/18/26 MXN 1,074 761 — 761
13.70% At Termination
1-day
BZDIOVER At Termination N/A 01/04/27 BRL 41 45 — 45
13.84% At Termination
1-day
BZDIOVER At Termination N/A 01/04/27 BRL 88 82 — 82
13.88% At Termination
1-day
BZDIOVER At Termination N/A 01/04/27 BRL 670 714 — 714
6-mo. BUBOR Semi-Annual 6.04% Annual N/A 03/19/27 HUF 2,568 9 — 9
6-mo. BUBOR Semi-Annual 6.50% Annual N/A 03/19/27 HUF 7,004 125 — 125
7.25% Quarterly 3-mo. JIBAR Quarterly N/A 03/19/27 ZAR 457 (5) — (5)
5.13% Annual 6-mo. WIBOR Semi-Annual N/A 03/19/27 PLN 116 (370) — (370)
5.14% Annual 6-mo. WIBOR Semi-Annual N/A 03/19/27 PLN 194 (626) — (626)
1-day SOFR Annual 3.50% Annual N/A 06/10/27 USD 3,251 (15,501) — (15,501)
3-mo. JIBAR Quarterly 7.31% Quarterly 09/16/26
(a)
09/16/27 ZAR 1,843 (58) — (58)
6-mo. BUBOR Semi-Annual 5.68% Annual N/A 09/17/27 HUF 18,004 1,603 — 1,603
6-mo. BUBOR Semi-Annual 5.76% Annual N/A 09/17/27 HUF 11,000 1,034 — 1,034
6-mo. BUBOR Semi-Annual 5.94% Annual N/A 09/17/27 HUF 7,542 798 — 798
6-mo. BUBOR Semi-Annual 6.02% Annual N/A 09/17/27 HUF 13,400 1,480 — 1,480
6-mo. BUBOR Semi-Annual 6.10% Annual N/A 09/17/27 HUF 3,715 429 — 429
6-mo. BUBOR Semi-Annual 6.20% Annual N/A 09/17/27 HUF 7,384 898 — 898
7.02% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/27 ZAR 405 80 — 80
6.93% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/27 ZAR 94 24 3 21
6.99% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/27 ZAR 457 98 — 98
7.08% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/27 ZAR 191 29 — 29
6.79% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/27 ZAR 187 68 — 68
4.18% Annual 6-mo. WIBOR Semi-Annual N/A 09/17/27 PLN 64 (429) — (429)

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BATS: High Income Taxable Series

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
4.27% Annual 6-mo. WIBOR Semi-Annual N/A 09/17/27 PLN 275 $ (1,971) $ — $ (1,971)
3.97% Annual 6-mo. WIBOR Semi-Annual N/A 09/17/27 PLN 310 (1,741) — (1,741)
4.03% Annual 6-mo. WIBOR Semi-Annual N/A 09/17/27 PLN 127 (754) — (754)
4.05% Annual 6-mo. WIBOR Semi-Annual N/A 09/17/27 PLN 130 (781) — (781)
1-day SOFR At Termination 3.23% At Termination 12/11/26
(a)
12/11/27 USD 1,619 (13,686) — (13,686)
1-day
BZDIOVER At Termination 13.31% At Termination N/A 01/03/28 BRL 1,225 (2,699) — (2,699)
1-day
BZDIOVER At Termination 13.36% At Termination N/A 01/03/28 BRL 1,225 (2,500) — (2,500)
1-day
BZDIOVER At Termination 13.40% At Termination N/A 01/03/28 BRL 2,900 (5,548) — (5,548)
1-day
BZDIOVER At Termination 13.75% At Termination N/A 01/03/28 BRL 211 (186) — (186)
1-day
BZDIOVER At Termination 13.75% At Termination N/A 01/03/28 BRL 2,434 (2,300) — (2,300)
1-day
BZDIOVER At Termination 13.80% At Termination N/A 01/03/28 BRL 104 (80) — (80)
1-day
BZDIOVER At Termination 13.81% At Termination N/A 01/03/28 BRL 988 (730) — (730)
1-day
BZDIOVER At Termination 13.96% At Termination N/A 01/03/28 BRL 419 (41) — (41)
1-day
BZDIOVER At Termination 14.01% At Termination N/A 01/03/28 BRL 609 19 — 19
14.04% At Termination
1-day
BZDIOVER At Termination N/A 01/03/28 BRL 1,576 (178) — (178)
6-mo. BUBOR Semi-Annual 5.76% Annual N/A 03/18/28 HUF 2,740 46 — 46
3.49% Annual 6-mo. WIBOR Semi-Annual N/A 03/18/28 PLN 47 90 — 90
1-day TIIEOIS Monthly 7.73% Monthly N/A 03/23/28 MXN 3,336 2,261 — 2,261
1.38% Annual 1-day TONAR Annual N/A 03/30/28 JPY 28,939 (332) — (332)
1.32% Annual 1-day TONAR Annual N/A 03/30/28 JPY 31,663 (127) — (127)
1.39% Annual 1-day TONAR Annual N/A 03/30/28 JPY 31,351 (382) — (382)
1.32% Annual 1-day TONAR Annual N/A 03/30/28 JPY 31,166 (117) — (117)
1.34% Annual 1-day TONAR Annual N/A 03/30/28 JPY 31,336 (192) — (192)
1-day TIIEOIS Monthly 7.25% Monthly N/A 04/07/28 MXN 4,210 919 — 919
1-day TIIEOIS Monthly 7.16% Monthly N/A 04/10/28 MXN 4,210 560 — 560
6.98% Monthly 1-day TIIEOIS Monthly N/A 06/15/28 MXN 3,811 511 — 511
3-mo. CD_KSDA Quarterly 3.71% Quarterly N/A 06/17/28 KRW 73,304 13 — 13
4.15% Annual 6-mo. PRIBOR Semi-Annual N/A 06/17/28 CZK 5,136 (459) — (459)
3-mo. CD_KSDA Quarterly 3.77% Quarterly N/A 06/26/28 KRW 789,000 559 — 559
4.31% Annual 1-day SOFR Annual N/A 08/31/28 USD 5,250 (53,705) — (53,705)
1-day IBR Quarterly 11.74% Quarterly 09/16/26
(a)
09/16/28 COP 425,585 1,806 — 1,806
3-mo. CD_KSDA Quarterly 3.97% Quarterly 09/16/26
(a)
09/16/28 KRW 159,032 278 — 278
6-mo. PRIBOR Semi-Annual 4.31% Annual 09/16/26
(a)
09/16/28 CZK 2,162 385 — 385
1-day
BZDIOVER At Termination 12.90% At Termination N/A 01/02/29 BRL 77 (507) — (507)
1-day
BZDIOVER At Termination 13.01% At Termination N/A 01/02/29 BRL 439 (3,213) — (3,213)
1-day
BZDIOVER At Termination 13.14% At Termination N/A 01/02/29 BRL 220 (1,479) — (1,479)
1-day
BZDIOVER At Termination 13.29% At Termination N/A 01/02/29 BRL 164 (769) — (769)
1-day
BZDIOVER At Termination 14.41% At Termination N/A 01/02/29 BRL 2,119 3,682 — 3,682
1-day MIBOR Semi-Annual 5.98% Semi-Annual N/A 06/29/29 INR 33,940 6 — 6
7.29% Quarterly 3-mo. JIBAR Quarterly 09/16/26
(a)
09/16/29 ZAR 1,847 90 — 90
1-day TIIEOIS Monthly 7.77% Monthly N/A 11/14/29 MXN 87 53 — 53
1-day TIIEOIS Monthly 9.04% Monthly N/A 11/14/29 MXN 237 677 — 677
7.78% Monthly 1-day TIIEOIS Monthly N/A 12/14/29 MXN 107 (65) — (65)
1-day MIBOR Semi-Annual 6.12% Semi-Annual N/A 12/18/29 INR 5,273 162 — 162
1-day MIBOR Semi-Annual 6.12% Semi-Annual N/A 12/18/29 INR 5,273 150 — 150

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BATS: High Income Taxable Series

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
8.65% Monthly 1-day TIIEOIS Monthly N/A 02/07/30 MXN 361 $ (797) $ — $ (797)
7.80% Monthly 1-day TIIEOIS Monthly N/A 02/07/30 MXN 133 (80) — (80)
1-day SOFR Annual 3.92% Annual N/A 02/26/30 USD 1,400 806 — 806
6-mo. PRIBOR Semi-Annual 3.46% Annual N/A 03/19/30 CZK 655 (692) — (692)
6-mo. PRIBOR Semi-Annual 3.60% Annual N/A 03/19/30 CZK 240 (192) — (192)
6-mo. BUBOR Semi-Annual 6.15% Annual N/A 03/19/30 HUF 1,065 136 — 136
6-mo. BUBOR Semi-Annual 6.55% Annual N/A 03/19/30 HUF 2,905 506 — 506
7.94% Quarterly 3-mo. JIBAR Quarterly N/A 03/19/30 ZAR 1,078 (1,357) — (1,357)
7.73% Monthly 1-day TIIEOIS Monthly N/A 05/06/30 MXN 361 (149) — (149)
7.82% Monthly 1-day TIIEOIS Monthly N/A 05/06/30 MXN 133 (78) — (78)
7.77% Monthly 1-day TIIEOIS Monthly N/A 05/27/30 MXN 163 (82) — (82)
7.82% Monthly 1-day TIIEOIS Monthly N/A 05/27/30 MXN 60 (36) — (36)
6-mo. EURIBOR Semi-Annual 2.20% Annual N/A 06/04/30 EUR 133 (2,914) — (2,914)
1-day TIIEOIS Monthly 7.82% Monthly N/A 06/07/30 MXN 373 217 — 217
1-day TIIEOIS Monthly 7.82% Monthly N/A 06/07/30 MXN 137 80 — 80
6-mo. PRIBOR Semi-Annual 3.56% Annual N/A 06/18/30 CZK 201 (186) — (186)
6-mo. PRIBOR Semi-Annual 3.62% Annual N/A 06/18/30 CZK 74 (61) — (61)
7.77% Monthly 1-day TIIEOIS Monthly N/A 06/21/30 MXN 44 (19) — (19)
1-day TIIEOIS Monthly 7.72% Monthly N/A 06/24/30 MXN 376 146 — 146
1-day TIIEOIS Monthly 7.67% Monthly N/A 07/30/30 MXN 201 50 — 50
1-day TIIEOIS Monthly 7.69% Monthly N/A 07/30/30 MXN 928 268 — 268
11.19% Quarterly 1-day IBR Quarterly 09/16/26
(a)
09/16/30 COP 234,881 (2,116) — (2,116)
6-mo. PRIBOR Semi-Annual 3.39% Annual N/A 09/17/30 CZK 358 (183) — (183)
6-mo. PRIBOR Semi-Annual 3.41% Annual N/A 09/17/30 CZK 855 (415) — (415)
6-mo. PRIBOR Semi-Annual 3.55% Annual N/A 09/17/30 CZK 748 (125) — (125)
6-mo. PRIBOR Semi-Annual 3.62% Annual N/A 09/17/30 CZK 240 (5) — (5)
6-mo. PRIBOR Semi-Annual 3.64% Annual N/A 09/17/30 CZK 719 19 — 19
6-mo. PRIBOR Semi-Annual 3.81% Annual N/A 09/17/30 CZK 478 193 — 193
6-mo. WIBOR Semi-Annual 4.14% Annual N/A 09/17/30 PLN 97 760 — 760
6-mo. WIBOR Semi-Annual 4.14% Annual N/A 09/17/30 PLN 109 863 — 863
6-mo. BUBOR Semi-Annual 5.96% Annual N/A 09/17/30 HUF 2,905 639 — 639
6-mo. BUBOR Semi-Annual 6.16% Annual N/A 09/17/30 HUF 1,217 302 — 302
6-mo. BUBOR Semi-Annual 6.21% Annual N/A 09/17/30 HUF 599 154 — 154
6-mo. BUBOR Semi-Annual 6.22% Annual N/A 09/17/30 HUF 1,511 388 — 388
6-mo. BUBOR Semi-Annual 6.27% Annual N/A 09/17/30 HUF 1,191 316 — 316
7.63% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/30 ZAR 572 (384) — (384)
7.22% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/30 ZAR 560 137 — 137
7.37% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/30 ZAR 282 (25) 25 (50)
7.49% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/30 ZAR 1,210 (448) — (448)
7.60% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/30 ZAR 1,078 (647) — (647)
4.10% Annual 6-mo. WIBOR Semi-Annual N/A 12/17/30 PLN 114 (807) — (807)
4.08% Annual 6-mo. WIBOR Semi-Annual N/A 12/17/30 PLN 113 (771) — (771)
4.08% Annual 6-mo. WIBOR Semi-Annual N/A 12/17/30 PLN 114 (786) — (786)
1-day
BZDIOVER At Termination 13.24% At Termination N/A 01/02/31 BRL 181 (1,180) — (1,180)
1-day TIIEOIS Monthly 7.53% Monthly N/A 01/03/31 MXN 99 (20) — (20)
6-mo. PRIBOR Semi-Annual 3.74% Annual N/A 03/18/31 CZK 374 (266) — (266)
6-mo. PRIBOR Semi-Annual 3.97% Annual N/A 03/18/31 CZK 908 (197) — (197)
6-mo. BUBOR Semi-Annual 5.98% Annual N/A 03/18/31 HUF 619 91 — 91
6.75% Quarterly 3-mo. JIBAR Quarterly N/A 03/18/31 ZAR 631 933 — 933
6.69% Quarterly 3-mo. JIBAR Quarterly N/A 03/18/31 ZAR 269 441 — 441
3.58% Annual 6-mo. PRIBOR Semi-Annual N/A 03/18/31 CZK 237 251 — 251
3.62% Annual 6-mo. PRIBOR Semi-Annual N/A 03/18/31 CZK 237 234 — 234
1-day SOFR Annual 3.86% Annual N/A 04/01/31 USD 400 (612) — (612)
1-day TIIEOIS Monthly 7.68% Monthly N/A 06/10/31 MXN 4,148 164 — 164
6-mo. PRIBOR Semi-Annual 4.31% Annual N/A 06/17/31 CZK 886 403 — 403
6-mo. PRIBOR Semi-Annual 4.31% Annual N/A 06/17/31 CZK 436 194 — 194
6-mo. PRIBOR Semi-Annual 4.44% Annual N/A 06/17/31 CZK 690 501 — 501
6-mo. PRIBOR Semi-Annual 4.59% Annual N/A 06/17/31 CZK 282 298 — 298
6-mo. PRIBOR Semi-Annual 4.61% Annual N/A 06/17/31 CZK 282 310 — 310

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BATS: High Income Taxable Series

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day MIBOR Semi-Annual 6.51% Semi-Annual N/A 06/17/31 INR 6,962 $ 1,119 $ — $ 1,119
2.00% Quarterly 1-day THOR Quarterly N/A 06/17/31 THB 2,313 (1,437) — (1,437)
2.00% Quarterly 1-day THOR Quarterly N/A 06/17/31 THB 991 (612) — (612)
4.22% Annual 6-mo. WIBOR Semi-Annual N/A 06/17/31 PLN 304 (914) — (914)
4.12% Annual 6-mo. WIBOR Semi-Annual N/A 06/17/31 PLN 237 (435) — (435)
3-mo. JIBAR Quarterly 7.41% Quarterly 09/16/26
(a)
09/16/31 ZAR 1,193 (16) — (16)
3-mo. JIBAR Quarterly 7.47% Quarterly 09/16/26
(a)
09/16/33 ZAR 482 (179) — (179)
3-mo. JIBAR Quarterly 7.62% Quarterly 09/16/26
(a)
09/16/33 ZAR 1,124 145 — 145
1-day MIBOR Semi-Annual 6.44% Semi-Annual N/A 09/18/34 INR 2,963 337 — 337
1-day SOFR Annual 3.70% Annual N/A 01/06/35 USD 343 (6,854) — (6,854)
1-day THOR Quarterly 1.38% Quarterly N/A 09/17/35 THB 122 (178) — (178)
1.35% Quarterly 1-day THOR Quarterly N/A 09/17/35 THB 122 186 82 104
1-day TIIEOIS Monthly 8.27% Monthly N/A 12/05/35 MXN 885 726 — 726
1-day TIIEOIS Monthly 8.00% Monthly N/A 12/28/35 MXN 57 (18) — (18)
3.87% Quarterly 3-mo. CD_KSDA Quarterly N/A 06/17/36 KRW 17,106 46 — 46
6-mo. BUBOR Semi-Annual 5.49% Annual 06/18/31
(a)
06/18/36 HUF 4,945 478 — 478
6-mo. BUBOR Semi-Annual 5.54% Annual 06/18/31
(a)
06/18/36 HUF 4,924 504 — 504
6-mo. BUBOR Semi-Annual 5.65% Annual 06/18/31
(a)
06/18/36 HUF 5,022 574 — 574
1-day THOR Quarterly 2.07% Quarterly 09/16/26
(a)
09/16/36 THB 2,547 395 — 395
1-day THOR Quarterly 2.09% Quarterly 09/16/26
(a)
09/16/36 THB 687 141 — 141
1-day TONAR Annual 2.87% Annual N/A 03/30/56 JPY 8,868 (5,088) — (5,088)
1-day TONAR Annual 2.88% Annual N/A 03/30/56 JPY 8,878 (4,923) — (4,923)
1-day TONAR Annual 2.89% Annual N/A 03/30/56 JPY 8,936 (4,885) — (4,885)
1-day TONAR Annual 2.95% Annual N/A 03/30/56 JPY 8,862 (4,234) — (4,234)
1-day TONAR Annual 2.98% Annual N/A 03/30/56 JPY 10,445 (4,553) — (4,553)
$ (140,162) $ 113 $ (140,275)
(a)
Forward swap.
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Altice France SA ...... 5 .00 % Quarterly
JPMorgan Chase Bank
NA 06/20/27 CCC+ EUR 51 $ 1,859 $ 822 $ 1,037
Altice France SA ...... 5 .00 Quarterly
Morgan Stanley & Co.
International plc 06/20/27 CCC+ EUR 49 1,786 1,054 732
$ 3,645 $ 1,876 $ 1,769
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
8.07% At Termination 1-day IBR At Termination Barclays Bank plc N/A 09/17/26 COP 16,818 $ 112 $ — $ 112
8.40% At Termination 1-day IBR At Termination Barclays Bank plc N/A 09/17/26 COP 7,045 40 — 40
8.61% At Termination 1-day IBR At Termination Barclays Bank plc N/A 09/17/26 COP 14,916 76 — 76
8.64% At Termination 1-day IBR At Termination Barclays Bank plc N/A 09/17/26 COP 6,898 35 — 35

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BATS: High Income Taxable Series

OTC Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
8.69% At Termination 1-day IBR At Termination Barclays Bank plc N/A 09/17/26 COP 3,471 $ 17 $ — $ 17
7.25% Quarterly 1-day IBR Quarterly Barclays Bank plc N/A 09/25/26 COP 16,818 51 — 51
4.44% Semi-Annual 1-day CLICP Semi-Annual
Goldman Sachs
International N/A 12/17/27 CLP 119,115 (20) — (20)
1-day IBR Quarterly 10.78% Quarterly
Goldman Sachs
International N/A 03/18/28 COP 25,606 (54) — (54)
4.81% Semi-Annual 1-day CLICP Semi-Annual
Goldman Sachs
International N/A 06/17/28 CLP 51,132 (413) — (413)
4.82% Semi-Annual 1-day CLICP Semi-Annual
Goldman Sachs
International N/A 06/17/28 CLP 181,565 (1,505) — (1,505)
1-day IBR Quarterly 11.20% Quarterly HSBC Bank plc 09/16/26
(a)
09/16/28 COP 104,800 158 — 158
1-day
BZDIOVER At Termination 12.44% At Termination
JPMorgan Chase Bank
NA N/A 01/02/29 BRL 785 (11,079) — (11,079)
1-day
BZDIOVER At Termination 12.95% At Termination Bank of America NA N/A 01/02/29 BRL 279 (2,485) — (2,485)
1-day
BZDIOVER At Termination 13.00% At Termination Barclays Bank plc N/A 01/02/29 BRL 500 (4,263) — (4,263)
1-day
BZDIOVER At Termination 13.00% At Termination Bank of America NA N/A 01/02/29 BRL 325 (2,771) — (2,771)
1-day
BZDIOVER At Termination 13.12% At Termination Bank of America NA N/A 01/02/29 BRL 1,306 (10,108) — (10,108)
1-day
BZDIOVER At Termination 13.31% At Termination Barclays Bank plc N/A 01/02/29 BRL 31 (199) — (199)
1-day
BZDIOVER At Termination 13.33% At Termination Barclays Bank plc N/A 01/02/29 BRL 70 (472) — (472)
1-day
BZDIOVER At Termination 13.34% At Termination Barclays Bank plc N/A 01/02/29 BRL 61 (360) — (360)
1-day
BZDIOVER At Termination 13.34% At Termination Barclays Bank plc N/A 01/02/29 BRL 193 (1,220) — (1,220)
1-day
BZDIOVER At Termination 13.42% At Termination Bank of America NA N/A 01/02/29 BRL 133 (764) — (764)
1-day
BZDIOVER At Termination 13.43% At Termination Barclays Bank plc N/A 01/02/29 BRL 29 (172) — (172)
1-day
BZDIOVER At Termination 14.03% At Termination Barclays Bank plc N/A 01/02/29 BRL 70 (66) — (66)
1-day IBR Quarterly 10.46% Quarterly
Morgan Stanley & Co.
International plc 09/16/26
(a)
09/16/29 COP 442,092 (42) — (42)
1-day IBR Quarterly 10.81% Quarterly HSBC Bank plc 09/16/26
(a)
09/16/29 COP 125,675 309 — 309
10.60% Quarterly 1-day IBR Quarterly
Goldman Sachs
International N/A 03/18/30 COP 14,163 (23) — (23)
5.42% Semi-Annual 1-day CLICP Semi-Annual BNP Paribas SA N/A 06/17/36 CLP 17,415 (452) — (452)
$ (35,670) $ — $ (35,670)
(a)
Forward swap.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination Bank of America NA 09/20/26 USD 725 $ (1,035) $ (5,616) $ 4,581
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
JPMorgan Chase Bank
NA 09/20/26 USD 447 (1,073) (3,350) 2,277

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BATS: High Income Taxable Series

OTC Total Return Swaps (continued)
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
JPMorgan Chase Bank
NA 09/20/26 USD 1,463 $ (261) $ (11,207) $ 10,946
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 09/20/26 USD 302 (213) (2,316) 2,103
1-day SOFR ....... Quarterly
iBoxx USD Liquid
Investment Grade
Total Return Index
At
Termination
Goldman Sachs
International 09/20/26 USD 229 (76) (1,713) 1,637
1-day SOFR ....... Quarterly
iBoxx USD Liquid
Investment Grade
Total Return Index
At
Termination
JPMorgan Chase Bank
NA 09/20/26 USD 59 40 (442) 482
$ (2,618) $ (24,644) $ 22,026
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0 .05%
1-day CLICP ......................................... Chile Indice de Camara Promedio Interbank Overnight Index 0 .05
1-day IBR ........................................... Colombian Reference Banking Indicator 10 .54
1-day MIBOR ........................................ Mumbai Interbank Offered Rate 5 .50
1-day SOFR ......................................... Secured Overnight Financing Rate 3 .63
1-day SONIA ......................................... Sterling Overnight Index Average 3 .73
1-day THOR ......................................... Thailand Overnight Repo Rate ON 0 .99
1-day TIIEOIS ........................................ Mexico Interbank TIIE 1-day 6 .63
1-day TONAR ........................................ Tokyo Overnight Average Rate 0 .98
3-mo. CD_KSDA ...................................... Certificates of Deposit by the Korean Securities Dealers Association 2 .92
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 6 .99
3-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 3 .75
6-mo. BUBOR ........................................ Budapest Interbank Offered Rate 5 .62
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 2 .57
6-mo. PRIBOR ....................................... Prague Interbank Offered Rate 3 .89
6-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 3 .80

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BATS: High Income Taxable Series

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 12,461,507 $ — $ 12,461,507
Common Stocks ......................................... — — 13,857 13,857
Corporate Bonds
Belgium ............................................. — 310,340 — 310,340
Brazil ............................................... — 223,161 — 223,161
Canada ............................................. — 673,655 — 673,655
Czech Republic ........................................ — 441,320 — 441,320
Denmark ............................................. — 225,066 — 225,066
Finland .............................................. — 338,405 — 338,405
France .............................................. — 3,219,957 — 3,219,957
Germany ............................................ — 2,064,239 — 2,064,239
Ghana .............................................. — 14,222 — 14,222
Greece .............................................. — 236,179 — 236,179
Ireland .............................................. — 435,148 — 435,148
Israel ............................................... — 173,524 — 173,524
Italy ................................................ — 1,598,619 — 1,598,619
Japan ............................................... — 819,746 — 819,746
Jersey, Channel Islands ................................... — 355,162 — 355,162
Jordan .............................................. — 198,748 — 198,748
Luxembourg .......................................... — 1,428,207 — 1,428,207
Netherlands ........................................... — 1,609,904 — 1,609,904
Norway .............................................. — 115,059 — 115,059
Portugal ............................................. — 114,082 — 114,082
South Korea .......................................... — 204,015 — 204,015
Spain ............................................... — 230,556 — 230,556
Sweden ............................................. — 115,066 — 115,066
Switzerland ........................................... — 292,908 — 292,908
United Kingdom ........................................ — 4,645,266 — 4,645,266
United States .......................................... — 15,906,622 1,354,294 17,260,916
Uzbekistan ........................................... — 205,313 — 205,313
Floating Rate Loan Interests ................................. — 187,310 — 187,310
Foreign Agency Obligations ................................. — 1,086,432 — 1,086,432
Foreign Government Obligations .............................. — 12,416,437 — 12,416,437
Non-Agency Mortgage-Backed Securities ........................ — 18,402,116 — 18,402,116
Preferred Securities
Denmark ............................................. — 104,917 — 104,917
Finland .............................................. — 116,472 — 116,472
France .............................................. — 113,618 — 113,618
Germany ............................................ — 679,160 — 679,160

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BATS: High Income Taxable Series

Level 1 Level 2 Level 3 Total
Italy ................................................ $ — $ 118,342 $ — $ 118,342
Portugal ............................................. — 112,943 — 112,943
Spain ............................................... — 445,613 — 445,613
United Kingdom ........................................ — 553,505 — 553,505
United States .......................................... 15,179 1,119,418 — 1,134,597
U.S. Government Sponsored Agency Securities .................... — 15,531,943 — 15,531,943
Short-Term Securities
Foreign Government Obligations .............................. — 341,936 — 341,936
Money Market Funds ...................................... 12,485,865 — — 12,485,865
Options Purchased
Foreign currency exchange contracts ........................... — 12,772 — 12,772
Interest rate contracts ...................................... — 4,888 — 4,888
Liabilities
Investments
TBA Sale Commitments .................................... — (625,960) — (625,960)
$ 12,501,044 $ 99,377,858 $ 1,368,151 $ 113,247,053
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 20,480 $ — $ 20,480
Foreign currency exchange contracts ............................ — 698,480 — 698,480
Interest rate contracts ....................................... 29,203 57,899 — 87,102
Liabilities
Credit contracts ........................................... — (13,906) — (13,906)
Foreign currency exchange contracts ............................ — (52,563) — (52,563)
Interest rate contracts ....................................... (55,986) (257,095) — (313,081)
$ (26,783) $ 453,295 $ — $ 426,512
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Common
Stocks
Corporate
Bonds Total
Investments
Assets/Liabilities
Opening balance, as of September 30, 2025 ......................................................................... $ — $ — $ —
Transfers into Level 3
(a)
...................................................................................... — 260,000 260,000
Transfers out of Level 3 ...................................................................................... — — —
Accrued discounts/premiums ................................................................................... — — —
Net realized gain .......................................................................................... — — —
Net change in unrealized appreciation (depreciation)
(b)
.................................................................. 4,273 (46,439) (42,166)
Purchases ............................................................................................... 9,584 1,140,733 1,150,317
Sales .................................................................................................. — — —
Closing balance, as of June 30, 2026 .............................................................................
$ 13,857 $ 1,354,294 $ 1,368,151
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2026
(b)
.......................................
$ 4,273 $ (46,439) $ (42,166)
(a)
As of September 30, 2025, the Fund used observable inputs in determining the value of certain investments. As of June 30, 2026, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the fair value hierarchy.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2026 is generally due to investments no longer held or categorized as Level 3 at period end.
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BATS: High Income Taxable Series

Currency Abbreviation
ARS Argentine Peso
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Chinese Yuan Offshore
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
EGP Egyptian Pound
EUR Euro
GBP British Pound
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NGN Nigerian Naira
PEN Peruvian Sol
PHP Philippine Peso
PLN Polish Zloty
PYG Paraguayan Guarani
RON Romanian Leu
THB Thai Baht
TRY Turkish Lira
TWD Taiwan New Dollar
USD United States Dollar
UYU Uruguayan Peso
ZAR South African Rand
Portfolio Abbreviation
ABS Asset-Backed Security
BUBOR Budapest Interbank Offered Rate
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CLICP Chile Indice de Camara Promedio Interbank Overnight Index
CLO Collateralized Loan Obligation
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
EURIBOR Euro Interbank Offered Rate
IBR Colombian Reference Banking Indicator
JIBAR Johannesburg Interbank Average Rate
MIBOR Mumbai Interbank Offered Rate
OTC Over-the-counter
PIK Payment-In-Kind
PRIBOR Prague Interbank Offered Rate
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
TBA To-be-announced
TIIEOIS Mexico Interbank TIIE 1-day
TONAR Tokyo Overnight Average Rate
THOR Thailand Overnight Repo Rate ON
WIBOR Warsaw Interbank Offered Rate